UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10067
Eaton Vance Variable Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report June 30, 2009

EATON VANCE VT FLOATING-RATE INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance VT Floating-Rate Income Fund  as of June 30, 2009
I N V E S T M E N T   U P D A T E

Economic and Market Conditions

•	During the six months ending June 30, 2009, the capital markets began to show improvement as bond markets reopened to non-

Scott H. Page, CFA Co-Portfolio Manager Craig P. Russ Co-Portfolio Manager Andrew N. Sveen, CFA Co-Portfolio Manager	Treasury sectors, including corporate investment grade and high yield. One of the most significant events of the period was the federal government’s completion of “Stress Tests” for the 19 largest U.S. banks, which built confidence that the banking system was solvent and helped reduce the perception of risk. Also during the period, a number of banks began repaying their Troubled Asset Relief Program (TARP) loans.

• The market for bank loans staged a turnaround from the low levels that had been reached in the loan market in the final months of 2008. As the market rebounded, cash was put to work in an environment with few active sellers and a new issue market that remained largely closed. As a result, loan prices jumped sharply early in the period and continued to rise through June 2009. Other positive developments included spread tightening and robust debt issuance in the investment-grade debt market and improvements in short-term financing and other liquidity measures as government stimulus programs began to take hold. For the six months ending June 30, 2009, the S&P/LSTA Leveraged Loan Index (the Index) returned 32.18%.1
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Management Discussion

•	Eaton Vance VT Floating-Rate Income Fund’s (the Fund) investment objective is to provide a high level of current income. To do so, the Fund invests primarily in senior floating-rate loans (Senior loans). The Fund normally invests at least 80% of its net assets in income-producing floating-rate loans and other floating-rate debt securities.

•	In light of the unprecedented rise in the value of loan investments, the Fund realized a significant 28.57% increase in net asset value (NAV) during the six months that ended June 30, 2009. The increase in NAV was the primary contributor to strong total return of 31.86%, which slightly trailed the Fund’s benchmark index return of 32.18%. The Fund is positioned more conservatively than the Index and, therefore, realized a slightly lower return as riskier assets generally rallied more in market value over the period.

•	The Fund distributed $0.194 per share in dividend income for the six-month period. Federal Reserve policy continued to sustain short-term interest rates at historic lows. This had a negative impact on the portfolio’s investment income as the Fund invests largely in floating-rate loans, which pay less in a low interest
Total Return Performance 12/31/08 – 6/30/09

Eaton Vance VT Floating-Rate Income Fund[2]	31.86%

S&P/LSTA Leveraged Loan Index[1]	32.18

See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index.

[2]
Six-month return is cumulative. There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance VT Floating-Rate Income Fund  as of June 30, 2009
I N V E S T M E N T    U P D A T E

rate environment. Based on a $8.46 NAV per share as of June 30, 2009, and its most recent monthly distribution rate, the Fund had a distribution rate of 4.94% and an SEC yield of 4.83%.[1] The distribution rate decreased since the last reporting period as the portfolio provided lower income, while the market value of the investments increased.

•	As of June 30, 2009, the Fund’s investments included senior loans to 427 borrowers spanning 39 industries, with an average loan size of 0.22% of total investments, and no industry constituting more than 11 % of total investments. Health care, business equipment and services, and cable and satellite television were the top three industry weightings.

•	In the rising default environment of 2009, we believe our experienced credit research analysts helped us to avoid some of the riskiest names, which we contend resulted in the Fund having fewer defaulted loans than many of its peers. In addition, we believe that our diversified approach to the asset class — which includes keeping investments in individual issues relatively small — helped to contain the degree of losses associated with the defaulted loans that the Fund held during the period.

[1]	The Distribution Rate is based on the Fund’s most recent monthly distribution per share (annualized) divided by the Fund’s net asset value at the end of the period.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance VT Floating-Rate Income Fund  as of June 30, 2009
FUND PERFORMANCE

Fund Performance1

Average Annual Total Return (at net asset value)

Six Months	31.86%
One Year	-3.79
Five Years	1.63
Life of Fund †	1.73
† Inception date: 5/2/01

[1]	Six-month return is cumulative. The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown.
Total Annual
Operating Expenses2

Expense Ratio	1.21%

[2]	Source: Prospectus dated 5/1/09.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Composition

Top 10 Holdings3

By total investments

Community Health Systems, Inc.	1.4%
HCA, Inc.	1.3
Intelsat Corp.	1.3
Georgia-Pacific Corp.	1.3
SunGard Data Systems, Inc.	1.3
Nielsen Finance, LLC	1.2
Charter Communications Operating, Inc., LLC	1.1
Cequel Communications, LLC	1.1
Aramark Corp.	1.0
Rite Aid Corp.	1.0

[3]	Reflects the Fund’s investments as of 6/30/09. Top 10 Holdings represented 12.0% of the Fund’s total investments and are shown as a percentage of the Fund’s total investments.
Top Five Industries4

By total investments

Healthcare	10.5%
Business Equipment and Services	8.6
Cable and Satellite Television	6.3
Chemicals and Plastics	5.9
Publishing	5.1

[4]	Reflects the Fund’s investments as of 6/30/09. Industries are shown as a percentage of the Fund’s total investments.
Credit Quality Ratings for
Total Loan Investments5

By total loan investments

Baa	2.3%
Ba	42.5
B	39.6
Caa	6.3
Defaulted	5.5
Non-Rated[6]	3.8

[5]
Credit Quality Ratings are those provided by Moody’s Investor Services, Inc., a nationally recognized bond rating service. Reflects the Fund’s total loan investments as of 6/30/09. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[6]	Certain loans in which the Fund invests are not rated by a rating agency. In management’s opinion, such securities are comparable to securities rated by a rating agency in the categories listed above.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under your variable annuity contract or variable life insurance policy (“variable contracts”) (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

Eaton Vance VT Floating-Rate Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual	$1,000.00	$1,318.60	$6.67

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,019.00	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008. Expenses shown do not include insurance-related charges.

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 103.5%(1)

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Aerospace and Defense — 2.0%

AWAS Capital, Inc.
$3,291	Term Loan, 2.38%, Maturing March 22, 2013	$2,838,783
Colt Defense, LLC
987	Term Loan, 3.56%, Maturing July 9, 2014	923,210
DAE Aviation Holdings, Inc.
287	Term Loan, 4.44%, Maturing July 31, 2014	224,043
282	Term Loan, 4.79%, Maturing July 31, 2014	219,742
Evergreen International Aviation
371	Term Loan, 9.00%, Maturing October 31, 2011	232,530
Hawker Beechcraft Acquisition
3,452	Term Loan, 2.41%, Maturing March 26, 2014	2,370,981
204	Term Loan, 2.60%, Maturing March 26, 2014	139,936
Hexcel Corp.
500	Term Loan, 6.50%, Maturing May 21, 2014	500,833
PGS Solutions, Inc.
1,827	Term Loan, 2.92%, Maturing February 14, 2013	1,653,742
TransDigm, Inc.
4,425	Term Loan, 2.43%, Maturing June 23, 2013	4,198,219
Vought Aircraft Industries, Inc.
1,841	Term Loan, 2.81%, Maturing December 17, 2011	1,555,449
1,493	Term Loan, 7.50%, Maturing December 22, 2011	1,304,450
Wesco Aircraft Hardware Corp.
2,886	Term Loan, 2.56%, Maturing September 29, 2013	2,539,515

		$18,701,433

Air Transport — 1.3%

Delta Air Lines, Inc.
$1,990	Term Loan, 4.40%, Maturing April 30, 2012	$1,569,533
686	Term Loan - Second Lien, 3.57%, Maturing April 30, 2014	474,565
Northwest Airlines, Inc.
10,488	Term Loan, 2.32%, Maturing December 31, 2010	9,978,640

		$12,022,738

Automotive — 3.7%

Accuride Corp.
$4,098	Term Loan, 3.00%, Maturing January 31, 2012	$3,208,936
Adesa, Inc.
3,254	Term Loan, 2.56%, Maturing October 18, 2013	2,883,209
Affina Group, Inc.
260	Term Loan, 4.04%, Maturing November 30, 2011	225,794
Allison Transmission, Inc.
1,953	Term Loan, 3.07%, Maturing September 30, 2014	1,557,902
Dayco Products, LLC
496	DIP Loan, 6.68%, Maturing May 4, 2010	496,414
511	DIP Loan, 8.50%, Maturing May 4, 2010	506,433
1,409	Term Loan, 0.00%, Maturing June 21, 2011(2)	342,484
Delphi Corp.
622	DIP Loan, 9.25%, Maturing September 30, 2009	621,714
139	DIP Loan, 10.50%, Maturing September 30, 2009	138,644
Dollar Thrifty Automotive Group, Inc.
380	Term Loan, 2.81%, Maturing June 15, 2014	231,495
Federal-Mogul Corp.
2,549	Term Loan, 2.26%, Maturing December 27, 2014	1,709,808
2,611	Term Loan, 2.25%, Maturing December 27, 2015	1,751,623
Ford Motor Co.
2,429	Term Loan, 3.59%, Maturing December 15, 2013	1,766,264
General Motors Corp.
5,613	Term Loan, 8.00%, Maturing November 29, 2013	5,584,488
Goodyear Tire & Rubber Co.
9,425	Term Loan - Second Lien, 2.07%, Maturing April 30, 2010	8,033,125
Keystone Automotive Operations, Inc.
951	Term Loan, 3.82%, Maturing January 12, 2012	451,644
LKQ Corp.
659	Term Loan, 2.57%, Maturing October 12, 2014	616,563
Tenneco Automotive, Inc.
525	Term Loan, 5.32%, Maturing March 17, 2014	388,500
TriMas Corp.
188	Term Loan, 2.62%, Maturing August 2, 2011	165,000
1,284	Term Loan, 3.05%, Maturing August 2, 2013	1,129,754
TRW Automotive, Inc.
1,909	Term Loan, 6.38%, Maturing February 2, 2014	1,691,685
United Components, Inc.
964	Term Loan, 3.21%, Maturing June 30, 2010	828,621

		$34,330,100

Beverage and Tobacco — 0.3%

Constellation Brands, Inc.
$529	Term Loan, 1.88%, Maturing June 5, 2013	$504,428
Culligan International Co.
1,782	Term Loan, 2.56%, Maturing November 24, 2014	1,082,330
Van Houtte, Inc.
118	Term Loan, 3.12%, Maturing July 11, 2014	108,464
865	Term Loan, 3.12%, Maturing July 11, 2014	795,402

		$2,490,624

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Brokers, Dealers and Investment Houses — 0.1%

AmeriTrade Holding Corp.
$729	Term Loan, 1.82%, Maturing December 31, 2012	$705,514

		$705,514

Building and Development — 2.6%

AIMCO Properties, L.P.
$1,072	Term Loan, 1.82%, Maturing March 23, 2011	$1,010,242
Beacon Sales Acquisition, Inc.
1,611	Term Loan, 3.12%, Maturing September 30, 2013	1,474,388
Brickman Group Holdings, Inc.
1,649	Term Loan, 2.31%, Maturing January 23, 2014	1,519,566
Building Materials Corp. of America
780	Term Loan, 3.06%, Maturing February 22, 2014	683,866
Capital Automotive (REIT)
326	Term Loan, 2.07%, Maturing December 16, 2010	252,876
Contech Construction Products
758	Term Loan, 2.33%, Maturing January 13, 2013	610,271
Epco/Fantome, LLC
220	Term Loan, 2.94%, Maturing November 23, 2010	168,300
LNR Property Corp.
1,980	Term Loan, 3.82%, Maturing July 3, 2011	1,023,660
Mueller Water Products, Inc.
3,949	Term Loan, 6.38%, Maturing May 24, 2014	3,501,157
NCI Building Systems, Inc.
187	Term Loan, 1.96%, Maturing June 18, 2010	162,108
Panolam Industries Holdings, Inc.
1,687	Term Loan, 5.00%, Maturing September 30, 2012	1,315,758
Re/Max International, Inc.
4,448	Term Loan, 4.61%, Maturing December 17, 2012	4,091,894
Realogy Corp.
540	Term Loan, 3.31%, Maturing September 1, 2014	394,168
2,008	Term Loan, 4.18%, Maturing September 1, 2014	1,464,053
South Edge, LLC
750	Term Loan, 0.00%, Maturing October 31, 2009(2)	150,000
Standard Pacific Corp.
450	Term Loan, 2.60%, Maturing May 5, 2013	279,000
TRU 2005 RE Holding Co.
4,823	Term Loan, 3.32%, Maturing December 9, 2009	4,774,927
Wintergames Acquisition ULC
2,311	Term Loan, 7.81%, Maturing October 31, 2009	1,600,454

		$24,476,688

Business Equipment and Services — 9.2%

ACCO Brands Corp.
$2,332	Term Loan, 7.75%, Maturing August 17, 2012	$1,951,421
Activant Solutions, Inc.
956	Term Loan, 2.85%, Maturing May 1, 2013	803,302
1,421	Term Loan, 2.88%, Maturing May 1, 2013	1,193,632
Acxiom Corp.
1,223	Term Loan, 2.59%, Maturing September 15, 2012	1,165,959
Affiliated Computer Services
2,646	Term Loan, 2.31%, Maturing March 20, 2013	2,523,302
3,851	Term Loan, 2.32%, Maturing March 20, 2013	3,672,698
Affinion Group, Inc.
8,175	Term Loan, 2.81%, Maturing October 17, 2012	7,753,881
Allied Barton Security Service
894	Term Loan, 6.75%, Maturing February 21, 2015	891,527
Education Management, LLC
4,206	Term Loan, 2.38%, Maturing June 1, 2013	3,890,850
Euronet Worldwide, Inc.
867	Term Loan, 2.50%, Maturing April 4, 2012	806,000
Info USA, Inc.
442	Term Loan, 2.60%, Maturing February 14, 2012	373,791
Information Resources, Inc.
682	Term Loan, 2.44%, Maturing May 7, 2014	617,345
Intergraph Corp.
1,675	Term Loan, 2.66%, Maturing May 29, 2014	1,558,575
1,000	Term Loan - Second Lien, 6.44%, Maturing November 29, 2014	892,500
iPayment, Inc.
2,545	Term Loan, 2.47%, Maturing May 10, 2013	1,908,591
Kronos, Inc.
755	Term Loan, 2.60%, Maturing June 11, 2014	691,257
Language Line, Inc.
437	Term Loan, 3.85%, Maturing June 11, 2011	413,660
Mitchell International, Inc.
2,212	Term Loan, 2.63%, Maturing March 28, 2014	1,874,716
N.E.W. Holdings I, LLC
2,118	Term Loan, 2.88%, Maturing May 22, 2014	1,927,654
Protection One, Inc.
2,997	Term Loan, 2.56%, Maturing March 31, 2012	2,697,557
Quintiles Transnational Corp.
4,850	Term Loan, 2.49%, Maturing March 31, 2013	4,563,222
RiskMetrics Group Holdings, LLC
1,498	Term Loan, 2.60%, Maturing January 11, 2014	1,402,224
Sabre, Inc.
5,191	Term Loan, 3.00%, Maturing September 30, 2014	3,741,079
Safenet, Inc.
735	Term Loan, 2.82%, Maturing April 12, 2014	654,150

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Serena Software, Inc.
$3,369	Term Loan, 2.63%, Maturing March 10, 2013	$2,994,416
Sitel (Client Logic)
956	Term Loan, 6.38%, Maturing January 29, 2014	698,022
Solera Holdings, LLC
1,463	Term Loan, 2.44%, Maturing May 15, 2014	1,401,747
SunGard Data Systems, Inc.
403	Term Loan, 2.46%, Maturing February 11, 2013	375,583
672	Term Loan, 6.75%, Maturing February 28, 2014	670,186
12,391	Term Loan, 4.34%, Maturing February 28, 2016	11,601,357
TDS Investor Corp.
3,445	Term Loan, 2.81%, Maturing August 23, 2013	2,724,076
3,033	Term Loan, 2.91%, Maturing August 23, 2013	2,393,374
609	Term Loan, 3.10%, Maturing August 23, 2013	480,232
Transaction Network Services, Inc.
351	Term Loan, 9.50%, Maturing May 4, 2012	349,258
Travelport, LLC
1,000	Term Loan, 10.50%, Maturing August 23, 2013	973,125
URS Corp.
348	Term Loan, 2.92%, Maturing May 15, 2013	344,102
Valassis Communications, Inc.
1,434	Term Loan, 2.06%, Maturing March 2, 2014	1,322,518
VWR International, Inc.
6,175	Term Loan, 2.81%, Maturing June 28, 2013	5,526,625
West Corp.
7,406	Term Loan, 2.69%, Maturing October 24, 2013	6,814,735

		$86,638,249

Cable and Satellite Television — 6.8%

Atlantic Broadband Finance, LLC
$349	Term Loan, Maturing June 8, 2013(3)	$348,108
13	Term Loan, Maturing September 1, 2013(3)	12,868
Bresnan Broadband Holdings, LLC
3,700	Term Loan, 2.90%, Maturing March 29, 2014	3,496,500
1,300	Term Loan, 3.06%, Maturing March 29, 2014	1,228,500
Cequel Communications, LLC
10,894	Term Loan, 2.32%, Maturing November 5, 2013	9,995,685
1,000	Term Loan - Second Lien, 4.82%, Maturing May 5, 2014	858,125
Charter Communications Operating, Inc.
11,305	Term Loan, 6.25%, Maturing April 28, 2013	10,252,578
992	Term Loan, 9.25%, Maturing March 6, 2014	978,214
CSC Holdings, Inc.
4,704	Term Loan, 2.07%, Maturing March 29, 2013	4,438,044
CW Media Holdings, Inc.
1,441	Term Loan, 3.85%, Maturing February 15, 2015	1,217,407
DirectTV Holdings, LLC
1,777	Term Loan, 1.81%, Maturing April 13, 2013	1,708,751
990	Term Loan, 5.25%, Maturing April 13, 2013	988,685
Foxco Acquisition Sub., LLC
1,858	Term Loan, 7.25%, Maturing July 2, 2015	1,333,465
Insight Midwest Holdings, LLC
4,713	Term Loan, 2.32%, Maturing April 6, 2014	4,398,332
MCC Iowa, LLC
613	Term Loan, 1.80%, Maturing March 31, 2010	605,498
1,229	Term Loan, 2.05%, Maturing January 31, 2015	1,133,996
1,970	Term Loan, 2.05%, Maturing January 31, 2015	1,818,042
1,485	Term Loan, 6.50%, Maturing January 3, 2016	1,485,000
Mediacom Illinois, LLC
6,189	Term Loan, 2.05%, Maturing January 31, 2015	5,702,884
UPC Broadband Holding B.V.
5,510	Term Loan, 2.07%, Maturing December 31, 2014	5,117,828
5,100	Term Loan, 3.82%, Maturing December 31, 2016	4,886,271
Virgin Media Investment Holdings
1,490	Term Loan, 4.60%, Maturing March 30, 2012	1,435,087

		$63,439,868

Chemicals and Plastics — 6.3%

Ashland, Inc.
$1,199	Term Loan, 7.65%, Maturing November 20, 2014	$1,208,216
AZ Chem US, Inc.
924	Term Loan, 2.32%, Maturing February 28, 2013	788,129
Brenntag Holding GmbH and Co. KG
444	Term Loan, 2.38%, Maturing December 23, 2013	409,745
4,961	Term Loan, 3.14%, Maturing December 23, 2013	4,576,443
1,000	Term Loan - Second Lien, 5.50%, Maturing December 23, 2015	677,500
Celanese Holdings, LLC
690	Term Loan, 1.82%, Maturing April 2, 2014	641,438
7,503	Term Loan, 2.94%, Maturing April 2, 2014	6,976,727
Cognis GmbH
975	Term Loan, 2.62%, Maturing September 15, 2013	771,875
Columbian Chemicals Acquisition
1,286	Term Loan, 6.63%, Maturing March 16, 2013	945,174
Foamex, L.P.
1,147	Term Loan, 0.00%, Maturing February 12, 2013(2)	223,582
Georgia Gulf Corp.
2,079	Term Loan, 8.91%, Maturing October 3, 2013	1,675,025
Hexion Specialty Chemicals, Inc.
490	Term Loan, 2.88%, Maturing May 5, 2012	313,600
491	Term Loan, 2.88%, Maturing May 5, 2013	338,367

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

$1,665	Term Loan, 3.31%, Maturing May 5, 2013	$1,133,730
2,265	Term Loan, 3.50%, Maturing May 5, 2013	1,561,669
Huish Detergents, Inc.
588	Term Loan, 2.06%, Maturing April 26, 2014	554,680
1,000	Term Loan - Second Lien, 4.57%, Maturing November 7, 2014	942,500
Huntsman International, LLC
7,461	Term Loan, 2.06%, Maturing August 16, 2012	6,715,045
INEOS Group
5,501	Term Loan, 7.50%, Maturing December 14, 2013	4,088,950
5,501	Term Loan, 8.00%, Maturing December 14, 2014	4,088,950
ISP Chemco, Inc.
2,744	Term Loan, 2.13%, Maturing June 4, 2014	2,516,248
Kranton Polymers, LLC
2,698	Term Loan, 3.25%, Maturing May 12, 2013	2,218,754
MacDermid, Inc.
2,074	Term Loan, 2.31%, Maturing April 12, 2014	1,680,174
Millenium Inorganic Chemicals
783	Term Loan, 2.85%, Maturing April 30, 2014	583,283
Momentive Performance Material
2,119	Term Loan, 2.56%, Maturing December 4, 2013	1,640,902
MSCI, Inc.
985	Term Loan, 3.08%, Maturing November 5, 2014	945,600
Nalco Co.
725	Term Loan, 6.50%, Maturing May 6, 2016	729,984
Rockwood Specialties Group, Inc.
3,000	Term Loan, Maturing December 10, 2012(3)	2,933,751
6,962	Term Loan, 6.00%, Maturing May 15, 2014	6,949,277
Solo Cup Co.
120	Term Loan, 4.82%, Maturing February 27, 2011	118,847

		$58,948,165

Clothing / Textiles — 0.2%

Hanesbrands, Inc.
$1,125	Term Loan, 5.80%, Maturing September 5, 2013	$1,118,188
The William Carter Co.
1,031	Term Loan, 1.91%, Maturing July 14, 2012	984,217

		$2,102,405

Conglomerates — 3.5%

Amsted Industries, Inc.
$2,861	Term Loan, 3.06%, Maturing October 15, 2010	$2,669,828
461	Term Loan, 2.78%, Maturing April 5, 2013	430,185
Doncasters (Dunde HoldCo 4 Ltd.)
676	Term Loan, 2.82%, Maturing July 13, 2015	483,168
676	Term Loan, 3.32%, Maturing July 13, 2015	483,168
GenTek, Inc.
680	Term Loan, 2.99%, Maturing February 28, 2011	629,103
Jarden Corp.
71	Term Loan, 2.35%, Maturing January 24, 2012	68,072
2,609	Term Loan, 2.35%, Maturing January 24, 2012	2,485,954
2,458	Term Loan, 3.10%, Maturing January 24, 2012	2,379,288
Johnson Diversey, Inc.
225	Term Loan, 3.02%, Maturing December 16, 2010	218,133
1,967	Term Loan, 3.02%, Maturing December 16, 2011	1,910,627
Manitowoc Company, Inc. (The)
5,647	Term Loan, 7.50%, Maturing August 21, 2014	5,120,062
Polymer Group, Inc.
1,447	Term Loan, 2.61%, Maturing November 22, 2012	1,340,599
Rexnord Corp.
3,289	Term Loan, 2.31%, Maturing July 19, 2013	2,791,785
5,705	Term Loan, 3.31%, Maturing July 19, 2013	4,889,115
RGIS Holdings, LLC
112	Term Loan, 3.10%, Maturing April 30, 2014	85,908
2,236	Term Loan, 3.33%, Maturing April 30, 2014	1,718,153
US Investigations Services, Inc.
3,270	Term Loan, 3.36%, Maturing February 21, 2015	2,886,123
Vertrue, Inc.
2,515	Term Loan, 3.60%, Maturing August 16, 2014	1,961,975

		$32,551,246

Containers and Glass Products — 2.8%

Berry Plastics Corp.
$3,669	Term Loan, 2.32%, Maturing April 3, 2015	$3,145,412
Consolidated Container Co.
735	Term Loan, 2.56%, Maturing March 28, 2014	626,588
Crown Americas, Inc.
485	Term Loan, 2.07%, Maturing November 15, 2012	470,450
Graham Packaging Holdings Co.
661	Term Loan, 2.62%, Maturing October 7, 2011	629,838
7,616	Term Loan, 6.75%, Maturing April 5, 2014	7,551,314
Graphic Packaging International, Inc.
5,965	Term Loan, 3.03%, Maturing May 16, 2014	5,572,740
493	Term Loan, 3.75%, Maturing May 16, 2014	467,521
JSG Acquisitions
195	Term Loan, 3.03%, Maturing December 31, 2013	177,450
195	Term Loan, 3.28%, Maturing December 13, 2014	177,450
Kranson Industries, Inc.
292	Term Loan, 2.56%, Maturing July 31, 2013	253,956

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Owens-Brockway Glass Container
$407	Term Loan, 1.82%, Maturing June 14, 2013	$383,284
Pregis Corp.
1,227	Term Loan, 2.56%, Maturing October 12, 2011	981,577
Smurfit-Stone Container Corp.
2,247	DIP Loan, 10.00%, Maturing August 6, 2010	2,282,179
402	Revolving Loan, 3.17%, Maturing December 31, 2009	365,926
1,213	Term Loan, 2.91%, Maturing November 1, 2009	1,103,469
158	Term Loan, 2.63%, Maturing November 1, 2011	144,602
277	Term Loan, 2.63%, Maturing November 1, 2011	253,861
522	Term Loan, 2.63%, Maturing November 1, 2011	478,269
243	Term Loan, 4.50%, Maturing November 1, 2011	223,071
Tegrant Holding Corp.
978	Term Loan, 3.85%, Maturing March 8, 2013	698,913

		$25,987,870

Cosmetics / Toiletries — 0.4%

American Safety Razor Co.
$2,155	Term Loan, 3.18%, Maturing July 31, 2013	$1,950,486
Bausch & Lomb, Inc.
260	Term Loan, 3.32%, Maturing April 30, 2015(4)	239,559
1,025	Term Loan, 3.85%, Maturing April 30, 2015	943,863
Prestige Brands, Inc.
199	Term Loan, 2.56%, Maturing April 7, 2011	193,905

		$3,327,813

Drugs — 1.4%

Chattem, Inc.
$622	Term Loan, 2.88%, Maturing January 2, 2013	$595,287
Graceway Pharmaceuticals, LLC
3,407	Term Loan, 3.06%, Maturing May 3, 2012	2,606,140
Pharmaceutical Holdings Corp.
176	Term Loan, 3.57%, Maturing January 30, 2012	157,015
Royal Pharma Finance Trust
485	Term Loan, 2.85%, Maturing April 16, 2013	464,965
Stiefel Laboratories, Inc.
2,095	Term Loan, 3.39%, Maturing December 28, 2013	2,083,517
2,739	Term Loan, 3.39%, Maturing December 28, 2013	2,724,006
Warner Chilcott Corp.
1,073	Term Loan, 2.31%, Maturing January 18, 2012	1,038,027
3,240	Term Loan, 2.47%, Maturing January 18, 2012	3,133,643

		$12,802,600

Ecological Services and Equipment — 0.7%

Big Dumpster Merger Sub, Inc.
$1,001	Term Loan, 2.56%, Maturing February 5, 2013	$560,829
Casella Waste Systems, Inc.
990	Term Loan, 2.32%, Maturing April 28, 2010	982,292
IESI Corp.
2,000	Term Loan, 2.07%, Maturing January 20, 2012	1,850,000
Sensus Metering Systems, Inc.
2,156	Term Loan, 2.65%, Maturing December 17, 2010	1,994,078
Synagro Technologies, Inc.
735	Term Loan, 2.32%, Maturing June 21, 2012	580,650
Wastequip, Inc.
422	Term Loan, 2.56%, Maturing February 5, 2013	236,138

		$6,203,987

Electronics / Electrical — 3.1%

Aspect Software, Inc.
$835	Term Loan, 3.38%, Maturing July 11, 2011	$696,966
Baldor Electric Co.
752	Term Loan, 5.25%, Maturing January 31, 2014	728,381
Fairchild Semiconductor Corp.
558	Term Loan, 1.81%, Maturing June 26, 2013	506,103
Freescale Semiconductor, Inc.
6,239	Term Loan, 2.07%, Maturing December 1, 2013	4,594,786
Infor Enterprise Solutions Holdings
2,460	Term Loan, 3.06%, Maturing July 28, 2012	1,980,179
751	Term Loan, 4.06%, Maturing July 28, 2012	619,272
1,438	Term Loan, 4.06%, Maturing July 28, 2012	1,186,708
Network Solutions, LLC
845	Term Loan, 2.86%, Maturing March 7, 2014	722,850
Open Solutions, Inc.
4,136	Term Loan, 3.23%, Maturing January 23, 2014	2,771,167
Sensata Technologies Finance Co.
5,337	Term Loan, 2.80%, Maturing April 27, 2013	4,109,644
Spectrum Brands, Inc.
218	Term Loan, 5.10%, Maturing March 30, 2013	195,711
4,252	Term Loan, 6.25%, Maturing March 30, 2013	3,812,446
SS&C Technologies, Inc.
3,472	Term Loan, 2.48%, Maturing November 23, 2012	3,055,445
VeriFone, Inc.
1,902	Term Loan, 3.06%, Maturing October 31, 2013	1,730,615
Vertafore, Inc.
2,205	Term Loan, 3.16%, Maturing January 31, 2012	2,023,088

		$28,733,361

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Equipment Leasing — 0.2%

Hertz Corp.
$2,075	Term Loan, 2.07%, Maturing December 21, 2012	$1,913,496
380	Term Loan, 2.36%, Maturing December 21, 2012	350,357

		$2,263,853

Farming / Agriculture — 0.1%

BF Bolthouse HoldCo, LLC
$1,224	Term Loan, 2.63%, Maturing December 16, 2012	$1,168,441
Central Garden & Pet Co.
224	Term Loan, 1.81%, Maturing February 28, 2014	207,875

		$1,376,316

Financial Intermediaries — 1.7%

Asset Acceptence Capital Corp.
$1,984	Term Loan, 3.04%, Maturing June 5, 2013	$1,766,204
Citco III, Ltd.
3,953	Term Loan, 2.85%, Maturing June 30, 2014	2,717,970
E.A. Viner International Co.
298	Term Loan, 5.10%, Maturing July 31, 2013	186,517
Grosvenor Capital Management
1,613	Term Loan, 2.32%, Maturing December 5, 2013	1,355,294
Lender Processing Services, Inc.
1,995	Term Loan, 2.81%, Maturing July 2, 2014	1,967,538
LPL Holdings, Inc.
3,149	Term Loan, 2.20%, Maturing December 18, 2014	2,881,574
Nuveen Investments, Inc.
5,531	Term Loan, 3.31%, Maturing November 2, 2014	4,316,194
Oxford Acquisition III, Ltd.
1,797	Term Loan, 3.10%, Maturing May 24, 2014	870,580
RJO Holdings Corp. (RJ O’Brien)
477	Term Loan, 3.33%, Maturing July 31, 2014	200,159

		$16,262,030

Food Products — 3.2%

Acosta, Inc.
$5,804	Term Loan, 2.56%, Maturing July 28, 2013	$5,469,887
Advance Food Company, Inc.
17	Term Loan, 2.06%, Maturing March 16, 2014	15,768
200	Term Loan, 2.06%, Maturing March 16, 2014	182,562
Advantage Sales & Marketing, Inc.
4,865	Term Loan, 2.32%, Maturing March 29, 2013	4,597,654
American Seafoods Group, LLC
288	Term Loan, 2.06%, Maturing September 30, 2011	262,343
1,176	Term Loan, 2.06%, Maturing September 30, 2012	1,074,636
B&G Foods, Inc.
1,500	Term Loan, 2.66%, Maturing February 23, 2013	1,462,500
Birds Eye Foods, Inc.
728	Term Loan, 2.21%, Maturing March 22, 2013	699,053
Dean Foods Co.
4,421	Term Loan, 1.97%, Maturing April 2, 2014	4,157,729
Dole Food Company, Inc.
251	Term Loan, 8.00%, Maturing April 12, 2013	252,326
352	Term Loan, 8.00%, Maturing April 12, 2013	353,357
1,262	Term Loan, 8.00%, Maturing April 12, 2013	1,266,583
Michael Foods, Inc.
250	Term Loan, 6.50%, Maturing April 30, 2014	252,031
Pinnacle Foods Finance, LLC
6,554	Term Loan, 3.07%, Maturing April 2, 2014	5,877,766
Reddy Ice Group, Inc.
3,675	Term Loan, 2.07%, Maturing August 9, 2012	2,891,001
Wrigley Company
1,072	Term Loan, 6.50%, Maturing October 6, 2014	1,077,109

		$29,892,305

Food Service — 2.5%

AFC Enterprises, Inc.
$733	Term Loan, 2.63%, Maturing May 11, 2011	$703,442
Aramark Corp.
682	Term Loan, 2.34%, Maturing January 26, 2014	629,320
10,744	Term Loan, 2.47%, Maturing January 26, 2014	9,907,797
Buffets, Inc.
983	Term Loan, 18.00%, Maturing April 30, 2012	933,583
95	Term Loan, 7.85%, Maturing November 1, 2013(5)	40,369
452	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013	192,149
CBRL Group, Inc.
1,538	Term Loan, 2.49%, Maturing April 27, 2013	1,427,660
Denny’s, Inc.
123	Term Loan, 2.38%, Maturing March 31, 2012	114,700
389	Term Loan, 3.56%, Maturing March 31, 2012	361,622
JRD Holdings, Inc.
4,460	Term Loan, 2.57%, Maturing June 26, 2014	4,292,900
NPC International, Inc.
848	Term Loan, 2.49%, Maturing May 3, 2013	782,180
OSI Restaurant Partners, LLC
255	Term Loan, 2.88%, Maturing May 9, 2013	183,905
2,930	Term Loan, 2.63%, Maturing May 9, 2014	2,114,500
QCE Finance, LLC
1,466	Term Loan, 2.88%, Maturing May 5, 2013	1,070,235

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Food Service (continued)

Sagittarius Restaurants, LLC
$221	Term Loan, 10.25%, Maturing March 29, 2013	$184,869
Weight Watchers International, Inc.
975	Term Loan, 2.00%, Maturing January 26, 2014	921,071

		$23,860,302

Food / Drug Retailers — 2.8%

General Nutrition Centers, Inc.
$5,193	Term Loan, 3.02%, Maturing September 16, 2013	$4,616,951
Krispy Kreme Doughnut Corp.
246	Term Loan, 10.75%, Maturing February 16, 2014	208,428
Pantry, Inc. (The)
572	Term Loan, 1.81%, Maturing May 15, 2014	530,992
1,989	Term Loan, 1.81%, Maturing May 15, 2014	1,844,356
Rite Aid Corp.
6,076	Term Loan, 2.07%, Maturing June 1, 2014	4,868,075
3,915	Term Loan, 6.00%, Maturing June 4, 2014	3,408,063
2,000	Term Loan, 9.50%, Maturing June 4, 2014	1,996,666
Rite Aid Funding II
1,000	Term Loan - Second Lien, 15.00%, Maturing September 14, 2010	1,020,000
Roundy’s Supermarkets, Inc.
6,230	Term Loan, 3.07%, Maturing November 3, 2011	5,965,377
Supervalu, Inc.
1,479	Term Loan, 1.56%, Maturing June 1, 2012	1,408,066

		$25,866,974

Forest Products — 2.0%

Appleton Papers, Inc.
$1,864	Term Loan, 6.50%, Maturing June 5, 2014	$1,440,205
Georgia-Pacific Corp.
2,637	Term Loan, 2.31%, Maturing December 20, 2012	2,494,487
10,774	Term Loan, 2.56%, Maturing December 20, 2012	10,191,152
Newpage Corp.
4,429	Term Loan, 4.06%, Maturing December 5, 2014	3,847,248
Xerium Technologies, Inc.
1,672	Term Loan, 6.10%, Maturing May 18, 2012	977,994

		$18,951,086

Healthcare — 11.2%

Accellent, Inc.
$1,441	Term Loan, 3.17%, Maturing November 22, 2012	$1,282,225
American Medical Systems
451	Term Loan, 2.56%, Maturing July 20, 2012	433,333
AMN Healthcare, Inc.
1,452	Term Loan, 2.35%, Maturing November 2, 2011	1,357,778
AMR HoldCo, Inc.
1,283	Term Loan, 2.32%, Maturing February 10, 2012	1,197,965
Biomet, Inc.
4,942	Term Loan, 3.58%, Maturing December 26, 2014	4,631,449
Bright Horizons Family Solutions, Inc.
794	Term Loan, 7.50%, Maturing May 15, 2015	723,533
Cardinal Health 409, Inc.
4,658	Term Loan, 2.56%, Maturing April 10, 2014	3,885,302
Carestream Health, Inc.
4,564	Term Loan, 2.31%, Maturing April 30, 2013	4,058,542
Community Health Systems, Inc.
775	Term Loan, 2.56%, Maturing July 25, 2014	699,080
15,180	Term Loan, 2.90%, Maturing July 25, 2014	13,701,419
Concentra, Inc.
466	Term Loan, 2.85%, Maturing June 25, 2014	396,839
ConMed Corp.
669	Term Loan, 1.81%, Maturing April 13, 2013	608,914
CRC Health Corp.
761	Term Loan, 2.85%, Maturing February 6, 2013	581,991
1,678	Term Loan, 2.85%, Maturing February 6, 2013	1,283,339
DaVita, Inc.
3,056	Term Loan, 2.04%, Maturing October 5, 2012	2,905,376
DJO Finance, LLC
1,539	Term Loan, 3.43%, Maturing May 15, 2014	1,395,879
Fresenius Medical Care Holdings
1,252	Term Loan, 1.99%, Maturing March 31, 2013	1,200,855
Fresenius SE
174	Term Loan, 6.75%, Maturing September 30, 2014	175,000
323	Term Loan, 6.75%, Maturing September 30, 2014	324,848
Hanger Orthopedic Group, Inc.
303	Term Loan, 2.32%, Maturing May 30, 2013	279,064
HCA, Inc.
14,782	Term Loan, 2.85%, Maturing November 18, 2013	13,377,766
Health Management Association, Inc.
8,837	Term Loan, 2.35%, Maturing February 28, 2014	7,816,630
HealthSouth Corp.
3,618	Term Loan, 2.57%, Maturing March 10, 2013	3,396,825
1,000	Term Loan, 2.90%, Maturing March 10, 2013	810,000
Ikaria Acquisition, Inc.
1,750	Term Loan, 2.98%, Maturing March 28, 2013	1,588,517
IM U.S. Holdings, LLC
2,824	Term Loan, 2.43%, Maturing June 26, 2014	2,657,901
Invacare Corp.
751	Term Loan, 3.29%, Maturing February 12, 2013	670,873

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Healthcare (continued)

inVentiv Health, Inc.
$1,573	Term Loan, 2.35%, Maturing July 6, 2014	$1,390,124
Invitrogen Corp.
2,985	Term Loan, 5.25%, Maturing September 30, 2015	2,991,137
LifePoint Hospitals, Inc.
1,421	Term Loan, 2.30%, Maturing April 15, 2012	1,354,449
MultiPlan Merger Corp.
1,732	Term Loan, 2.81%, Maturing April 12, 2013	1,598,099
2,347	Term Loan, 2.81%, Maturing April 12, 2013	2,165,448
Mylan, Inc.
5,360	Term Loan, 3.81%, Maturing October 2, 2014	5,187,332
National Mentor Holdings, Inc.
3,077	Term Loan, 2.60%, Maturing June 29, 2013	2,607,370
189	Term Loan, 4.59%, Maturing June 29, 2013	160,134
National Renal Institutes, Inc.
234	Term Loan, 5.63%, Maturing March 31, 2013(5)	157,759
Physiotherapy Associates, Inc.
530	Term Loan, 7.50%, Maturing June 27, 2013	342,853
Psychiatric Solutions, Inc.
986	Term Loan, 2.06%, Maturing May 31, 2014	924,652
RadNet Management, Inc.
960	Term Loan, 4.60%, Maturing November 15, 2012	833,727
ReAble Therapeutics Finance, LLC
3,681	Term Loan, 2.48%, Maturing November 16, 2013	3,459,959
Renal Advantage, Inc.
724	Term Loan, 3.09%, Maturing October 5, 2012	666,448
Select Medical Holdings Corp.
5,748	Term Loan, 2.72%, Maturing February 24, 2012	5,427,241
Sunrise Medical Holdings, Inc.
443	Term Loan, 4.38%, Maturing May 13, 2010	254,711
TZ Merger Sub., Inc. (TriZetto)
2,213	Term Loan, 7.50%, Maturing July 24, 2015	2,148,284
Vanguard Health Holding Co., LLC
1,958	Term Loan, 2.56%, Maturing September 23, 2011	1,876,641
Viant Holdings, Inc.
385	Term Loan, 2.85%, Maturing June 25, 2014	331,174

		$105,318,785

Home Furnishings — 1.4%

Hunter Fan Co.
$261	Term Loan, 2.82%, Maturing April 16, 2014	$164,877
Interline Brands, Inc.
902	Term Loan, 2.01%, Maturing June 23, 2013	816,327
1,608	Term Loan, 2.01%, Maturing June 23, 2013	1,455,284
National Bedding Co., LLC
4,443	Term Loan, 2.38%, Maturing August 31, 2011	3,843,369
1,291	Term Loan - Second Lien, 5.32%, Maturing August 31, 2012	836,923
Oreck Corp.
485	Term Loan, 0.00%, Maturing February 2, 2012(2)(6)	151,959
Simmons Co.
6,500	Term Loan, 10.50%, Maturing December 19, 2011	5,939,573

		$13,208,312

Industrial Equipment — 2.2%

Brand Energy and Infrastructure Services, Inc.
$542	Term Loan, 3.78%, Maturing February 7, 2014	$483,512
Bucyrus International, Inc.
491	Term Loan, 2.17%, Maturing May 4, 2014	465,459
CEVA Group PLC U.S.
736	Term Loan, 3.31%, Maturing January 4, 2014	516,304
1,737	Term Loan, 3.31%, Maturing January 4, 2014	1,219,070
485	Term Loan, 3.60%, Maturing January 4, 2014	332,920
EPD Holdings (Goodyear Engineering Products)
252	Term Loan, 2.58%, Maturing July 13, 2014	169,323
1,765	Term Loan, 2.58%, Maturing July 13, 2014	1,183,694
Flowserve Corp.
228	Term Loan, 2.12%, Maturing August 10, 2012	221,021
FR Brand Acquisition Corp.
1,996	Term Loan, 2.66%, Maturing February 7, 2014	1,761,618
Generac Acquisition Corp.
1,265	Term Loan, 2.82%, Maturing November 7, 2013	902,657
Gleason Corp.
175	Term Loan, 2.69%, Maturing June 30, 2013	162,651
337	Term Loan, 2.69%, Maturing June 30, 2013	313,350
Itron, Inc.
244	Term Loan, 3.81%, Maturing April 18, 2014	241,463
Jason, Inc.
266	Term Loan, 5.35%, Maturing April 30, 2010	139,838
John Maneely Co.
6,342	Term Loan, 4.05%, Maturing December 8, 2013	4,986,594
Kinetek Acquisition Corp.
47	Term Loan, 3.59%, Maturing November 10, 2013	27,216
456	Term Loan, 3.60%, Maturing November 10, 2013	266,640
LN Acquisitions Corp.
127	Term Loan, 2.82%, Maturing July 11, 2014	114,853
338	Term Loan, 2.82%, Maturing July 11, 2014	306,275
Polypore, Inc.
5,607	Term Loan, 2.59%, Maturing July 3, 2014	5,172,202

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Industrial Equipment (continued)

Sequa Corp.
$1,990	Term Loan, 4.06%, Maturing November 30, 2014	$1,568,657
TFS Acquisition Corp.
1,191	Term Loan, 5.10%, Maturing August 11, 2013	550,982

		$21,106,299

Insurance — 1.8%

Alliant Holdings I, Inc.
$688	Term Loan, 3.60%, Maturing August 21, 2014	$615,536
AmWINS Group, Inc.
490	Term Loan, 3.14%, Maturing June 8, 2013	309,925
Applied Systems, Inc.
921	Term Loan, 2.81%, Maturing September 26, 2013	852,164
CCC Information Services Group, Inc.
2,270	Term Loan, 2.57%, Maturing February 10, 2013	2,152,616
Conseco, Inc.
4,390	Term Loan, 6.50%, Maturing October 10, 2013	2,941,232
Crawford & Company
865	Term Loan, 3.10%, Maturing October 31, 2013	744,207
Crump Group, Inc.
598	Term Loan, 3.31%, Maturing August 4, 2014	478,605
Getty Images, Inc.
3,197	Term Loan, 6.25%, Maturing July 2, 2015	3,181,700
Hub International Holdings, Inc.
647	Term Loan, 2.81%, Maturing June 13, 2014	571,715
2,880	Term Loan, 2.81%, Maturing June 13, 2014	2,543,857
U.S.I. Holdings Corp.
3,879	Term Loan, 3.35%, Maturing May 4, 2014	2,909,011

		$17,300,568

Leisure Goods / Activities / Movies — 5.4%

AMC Entertainment, Inc.
$4,598	Term Loan, 1.81%, Maturing January 26, 2013	$4,253,333
AMF Bowling Worldwide, Inc.
488	Term Loan, 3.13%, Maturing June 8, 2013	331,781
Bombardier Recreational Products
3,484	Term Loan, 4.75%, Maturing June 28, 2013	2,525,600
Carmike Cinemas, Inc.
1,990	Term Loan, 4.10%, Maturing May 19, 2012	1,829,509
609	Term Loan, 5.19%, Maturing May 19, 2012	559,638
Cedar Fair, L.P.
4,581	Term Loan, 2.31%, Maturing August 30, 2012	4,305,943
Cinemark, Inc.
4,891	Term Loan, 2.24%, Maturing October 5, 2013	4,636,748
Dave & Buster’s, Inc.
48	Term Loan, 3.29%, Maturing March 8, 2013	45,422
121	Term Loan, 3.29%, Maturing March 8, 2013	114,891
Deluxe Entertainment Services
1,030	Term Loan, 2.68%, Maturing January 28, 2011	844,332
59	Term Loan, 2.85%, Maturing January 28, 2011	48,425
104	Term Loan, 2.85%, Maturing January 28, 2011	85,432
DW Funding, LLC
507	Term Loan, 3.07%, Maturing April 30, 2011	425,531
Easton-Bell Sports, Inc.
1,890	Term Loan, 2.85%, Maturing March 16, 2012	1,738,860
Fender Musical Instruments Corp.
704	Term Loan, 2.57%, Maturing June 9, 2014	514,013
1,396	Term Loan, 2.85%, Maturing June 9, 2014	1,018,869
Mega Blocks, Inc.
1,458	Term Loan, 9.75%, Maturing July 26, 2012	553,990
Metro-Goldwyn-Mayer Holdings, Inc.
247	Term Loan, 3.56%, Maturing April 8, 2012	137,763
2,941	Term Loan, 3.56%, Maturing April 8, 2012	1,639,778
National CineMedia, LLC
3,400	Term Loan, 2.38%, Maturing February 13, 2015	3,141,600
Regal Cinemas Corp.
9,802	Term Loan, 4.35%, Maturing November 10, 2010	9,574,918
Revolution Studios Distribution Co., LLC
565	Term Loan, 4.06%, Maturing December 21, 2014	494,418
Six Flags Theme Parks, Inc.
2,063	Term Loan, 3.37%, Maturing April 30, 2015	1,951,245
Ticketmaster
4,525	Term Loan, 3.84%, Maturing July 22, 2014	4,298,750
Universal City Development Partners, Ltd.
2,416	Term Loan, 6.00%, Maturing June 9, 2011	2,382,410
Zuffa, LLC
3,462	Term Loan, 2.38%, Maturing June 20, 2016	2,986,242

		$50,439,441

Lodging and Casinos — 2.4%

Ameristar Casinos, Inc.
$725	Term Loan, 3.76%, Maturing November 10, 2012	$700,190
Green Valley Ranch Gaming, LLC
1,239	Term Loan, 3.46%, Maturing February 16, 2014	752,795
Harrah’s Operating Co.
1,730	Term Loan, 3.89%, Maturing January 28, 2015	1,277,140
3,164	Term Loan, 4.09%, Maturing January 28, 2015	2,327,542
Herbst Gaming, Inc.
70	Term Loan, 0.00%, Maturing December 2, 2011(2)	33,419
1,699	Term Loan, 0.00%, Maturing December 2, 2011(2)	807,204

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Lodging and Casinos (continued)

Isle of Capri Casinos, Inc.
$960	Term Loan, 2.06%, Maturing November 30, 2013	$870,404
790	Term Loan, 2.35%, Maturing November 30, 2013	716,801
2,399	Term Loan, 2.35%, Maturing November 30, 2013	2,176,008
LodgeNet Entertainment Corp.
3,351	Term Loan, 2.67%, Maturing April 4, 2014	2,836,942
New World Gaming Partners, Ltd.
150	Term Loan, 3.71%, Maturing June 30, 2014	94,763
739	Term Loan, 3.71%, Maturing June 30, 2014	467,875
Penn National Gaming, Inc.
4,086	Term Loan, 2.10%, Maturing October 3, 2012	3,933,808
Venetian Casino Resort/Las Vegas Sands, Inc.
906	Term Loan, 2.06%, Maturing May 14, 2014	643,173
3,917	Term Loan, 2.06%, Maturing May 23, 2014	2,779,994
VML US Finance, LLC
83	Term Loan, 2.85%, Maturing May 25, 2012	71,473
166	Term Loan, 2.85%, Maturing May 25, 2013	142,945
898	Term Loan, 2.85%, Maturing May 25, 2013	771,904
Wimar OpCo, LLC
3,801	Term Loan, 0.00%, Maturing January 3, 2012(2)	1,076,024

		$22,480,404

Nonferrous Metals / Minerals — 1.3%

Alpha Natural Resources, LLC
$280	Term Loan, 2.13%, Maturing October 26, 2012	$276,952
Compass Minerals Group, Inc.
1,998	Term Loan, 1.92%, Maturing December 22, 2012	1,945,713
Murray Energy Corp.
320	Term Loan, 6.94%, Maturing January 28, 2010	304,196
Noranda Aluminum Acquisition
5,415	Term Loan, 2.32%, Maturing May 18, 2014	3,749,586
Novelis, Inc.
452	Term Loan, 2.31%, Maturing June 28, 2014	396,572
994	Term Loan, 2.44%, Maturing June 28, 2014	872,474
Oxbow Carbon and Mineral Holdings
378	Term Loan, 2.31%, Maturing May 8, 2014	343,333
3,960	Term Loan, 2.43%, Maturing May 8, 2014	3,600,272
Tube City IMS Corp.
108	Term Loan, 2.60%, Maturing January 25, 2014	85,586
872	Term Loan, 2.60%, Maturing January 25, 2014	690,195

		$12,264,879

Oil and Gas — 3.8%

Atlas Pipeline Partners, L.P.
$3,004	Term Loan, 6.76%, Maturing July 20, 2014	$2,861,714
Big West Oil, LLC
547	Term Loan, 4.50%, Maturing May 1, 2014	446,615
688	Term Loan, 4.50%, Maturing May 1, 2014	561,459
Citgo Petroleum Corp.
5,353	Term Loan, 1.67%, Maturing November 15, 2012	4,937,889
Dresser, Inc.
2,426	Term Loan, 3.10%, Maturing May 4, 2014	2,205,636
Dynegy Holdings, Inc.
521	Term Loan, 1.81%, Maturing April 2, 2013	469,620
7,276	Term Loan, 1.81%, Maturing April 2, 2013	6,557,094
Energy Transfer Equity, L.P.
900	Term Loan, 2.71%, Maturing February 8, 2012	856,607
Enterprise GP Holdings, L.P.
792	Term Loan, 3.06%, Maturing October 31, 2014	768,240
Hercules Offshore, Inc.
3,080	Term Loan, 2.96%, Maturing July 6, 2013	2,725,491
Niska Gas Storage
55	Term Loan, 2.07%, Maturing May 13, 2011	51,755
81	Term Loan, 2.07%, Maturing May 13, 2011	76,720
841	Term Loan, 2.07%, Maturing May 12, 2013	796,327
Precision Drilling Corp.
1,000	Term Loan, Maturing December 23, 2013(3)	985,000
3,900	Term Loan, 9.25%, Maturing September 30, 2014	3,836,625
Targa Resources, Inc.
4,102	Term Loan, 2.31%, Maturing October 31, 2012	3,949,921
2,367	Term Loan, 2.60%, Maturing October 31, 2012	2,278,890
Volnay Acquisition Co.
1,215	Term Loan, 4.47%, Maturing January 12, 2014	1,181,587

		$35,547,190

Publishing — 5.4%

American Media Operations, Inc.
$5,994	Term Loan, 10.00%, Maturing January 31, 2013(5)	$4,015,721
Black Press US Partnership
353	Term Loan, 2.67%, Maturing August 2, 2013	125,436
582	Term Loan, 2.67%, Maturing August 2, 2013	206,601
CanWest MediaWorks, Ltd.
2,076	Term Loan, 4.75%, Maturing July 10, 2014	1,141,600
Dex Media West, LLC
3,035	Term Loan, 7.00%, Maturing October 24, 2014	2,519,049
GateHouse Media Operating, Inc.
2,232	Term Loan, 2.31%, Maturing August 28, 2014	550,443
868	Term Loan, 2.33%, Maturing August 28, 2014	214,225
1,000	Term Loan, 2.58%, Maturing August 28, 2014	246,667

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Publishing (continued)

Idearc, Inc.
$9,846	Term Loan, 0.00%, Maturing November 17, 2014(2)	$4,251,554
Laureate Education, Inc.
799	Term Loan, 4.34%, Maturing August 17, 2014	693,279
5,327	Term Loan, 4.34%, Maturing August 17, 2014	4,620,816
Local Insight Regatta Holdings, Inc.
1,298	Term Loan, 7.75%, Maturing April 23, 2015	746,561
MediaNews Group, Inc.
1,025	Term Loan, 6.81%, Maturing August 25, 2010	217,744
311	Term Loan, 6.81%, Maturing December 30, 2010	66,167
1,655	Term Loan, 6.81%, Maturing August 2, 2013	342,015
Merrill Communications, LLC
1,652	Term Loan, 3.35%, Maturing August 9, 2009	1,181,494
Nebraska Book Co., Inc.
492	Term Loan, 9.25%, Maturing March 4, 2011	478,844
1,797	Term Loan, 9.25%, Maturing March 4, 2011	1,747,794
Nelson Education, Ltd.
344	Term Loan, 3.10%, Maturing July 5, 2014	222,659
Newspaper Holdings, Inc.
336	Term Loan, 1.81%, Maturing July 24, 2014	126,167
Nielsen Finance, LLC
11,301	Term Loan, 2.32%, Maturing August 9, 2013	10,189,334
2,000	Term Loan, Maturing May 1, 2016(3)	1,815,000
Penton Media, Inc.
980	Term Loan, 3.22%, Maturing February 1, 2013	607,569
Philadelphia Newspapers, LLC
472	Term Loan, 0.00%, Maturing June 29, 2013(2)	110,932
R.H. Donnelley Corp.
790	Term Loan, 6.75%, Maturing June 30, 2010	624,656
Reader’s Digest Association, Inc. (The)
1,000	Revolving Loan, Maturing March 2, 2013(3)	330,000
7,034	Term Loan, 2.64%, Maturing March 2, 2014	3,068,514
SGS International, Inc.
194	Term Loan, 2.92%, Maturing December 30, 2011	174,211
3,232	Term Loan, 2.92%, Maturing December 30, 2011	2,908,524
Source Interlink Companies, Inc.
992	Term Loan, 0.00%, Maturing August 1, 2014(2)	396,977
Source Media, Inc.
636	Term Loan, 5.31%, Maturing November 8, 2011	365,555
Star Tribune Co. (The)
1,086	Term Loan, 0.00%, Maturing March 5, 2014(2)	217,250
TL Acquisitions, Inc.
1,376	Term Loan, 2.81%, Maturing July 5, 2014	1,160,769
Tribune Co.
3,414	Term Loan, 0.00%, Maturing August 17, 2009(2)	1,167,432
1,975	Term Loan, 0.00%, Maturing May 17, 2014(2)	605,470
Xsys, Inc.
132	Term Loan, 4.01%, Maturing September 27, 2013	85,818
597	Term Loan, 4.01%, Maturing September 27, 2013	388,190
135	Term Loan, 4.01%, Maturing September 27, 2014	87,656
639	Term Loan, 4.01%, Maturing September 27, 2014	415,059
Yell Group, PLC
4,350	Term Loan, 3.31%, Maturing February 10, 2013	2,649,876

		$51,083,628

Radio and Television — 3.9%

Block Communications, Inc.
$1,135	Term Loan, 2.60%, Maturing December 22, 2011	$987,756
Citadel Broadcasting Corp.
5,475	Term Loan, 2.60%, Maturing June 12, 2014	2,878,936
CMP Susquehanna Corp.
1,573	Term Loan, 2.34%, Maturing May 5, 2013	814,097
Cumulus Media, Inc.
1,209	Term Loan, 2.07%, Maturing June 11, 2014	810,299
Discovery Communications, Inc.
2,499	Term Loan, 2.60%, Maturing April 30, 2014	2,358,431
Emmis Operating Co.
1,400	Term Loan, 2.60%, Maturing November 2, 2013	968,601
Gray Television, Inc.
1,544	Term Loan, 3.82%, Maturing January 19, 2015	960,142
HIT Entertainment, Inc.
1,304	Term Loan, 3.26%, Maturing March 20, 2012	961,958
Intelsat Corp.
658	Term Loan, 2.82%, Maturing January 3, 2014	602,223
658	Term Loan, 2.82%, Maturing January 3, 2014	602,223
658	Term Loan, 2.82%, Maturing January 3, 2014	602,406
4,187	Term Loan, 2.82%, Maturing January 3, 2014	3,831,488
4,187	Term Loan, 2.82%, Maturing January 3, 2014	3,831,488
4,189	Term Loan, 2.82%, Maturing January 3, 2014	3,832,652
Ion Media Networks, Inc.
250	Term Loan, 0.00%, Maturing January 15, 2012(2)	70,625
LBI Media, Inc.
242	Term Loan, 1.81%, Maturing March 31, 2012	176,569
Live Nation Worldwide, Inc.
759	Term Loan, 3.85%, Maturing December 21, 2013	694,609
Local TV Finance, LLC
980	Term Loan, 2.31%, Maturing May 7, 2013	622,300
NEP II, Inc.
806	Term Loan, 2.56%, Maturing February 16, 2014	711,671
Nexstar Broadcasting, Inc.
155	Term Loan, 2.35%, Maturing October 1, 2012	115,502
146	Term Loan, 2.79%, Maturing October 1, 2012	109,237

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Radio and Television (continued)

Raycom TV Broadcasting, LLC
$1,800	Term Loan, 1.88%, Maturing June 25, 2014	$1,350,000
SFX Entertainment
112	Term Loan, 3.73%, Maturing June 21, 2013	102,588
Sirius Satellite Radio, Inc.
491	Term Loan, 2.56%, Maturing December 19, 2012	424,522
Spanish Broadcasting System, Inc.
846	Term Loan, 2.35%, Maturing June 10, 2012	488,736
Univision Communications, Inc.
8,917	Term Loan, 2.56%, Maturing September 29, 2014	6,690,684
Young Broadcasting, Inc.
523	Term Loan, 0.00%, Maturing November 3, 2012(2)	257,183
705	Term Loan, 0.00%, Maturing November 3, 2012(2)	346,544

		$36,203,470

Rail Industries — 0.2%

Kansas City Southern Railway Co.
$1,802	Term Loan, 2.54%, Maturing April 26, 2013	$1,599,085

		$1,599,085

Retailers (Except Food and Drug) — 1.9%

Amscan Holdings, Inc.
$342	Term Loan, 2.91%, Maturing May 25, 2013	$301,070
Cumberland Farms, Inc.
1,456	Term Loan, 2.45%, Maturing September 29, 2013	1,325,181
Educate, Inc.
276	Term Loan, 2.96%, Maturing June 14, 2013	261,127
FTD, Inc.
1,204	Term Loan, 6.75%, Maturing July 31, 2014	1,166,146
Harbor Freight Tools USA, Inc.
597	Term Loan, 9.75%, Maturing July 15, 2010	549,070
Josten’s Corp.
1,718	Term Loan, 2.64%, Maturing October 4, 2011	1,670,882
MAPCO Express, Inc.
1,533	Term Loan, 5.75%, Maturing April 28, 2011	1,276,527
Neiman Marcus Group, Inc.
2,084	Term Loan, 2.51%, Maturing April 5, 2013	1,578,786
Orbitz Worldwide, Inc.
835	Term Loan, 3.52%, Maturing July 25, 2014	560,369
Oriental Trading Co., Inc.
1,883	Term Loan, 9.75%, Maturing July 31, 2013	1,186,529
Pep Boys — Manny, Moe, & Jack (The)
1,473	Term Loan, 2.67%, Maturing January 27, 2011	1,300,179
Rent-A-Center, Inc.
1,558	Term Loan, 2.07%, Maturing November 15, 2012	1,495,290
Rover Acquisition Corp.
1,729	Term Loan, 2.85%, Maturing October 26, 2013	1,624,354
Savers, Inc.
111	Term Loan, 3.07%, Maturing August 11, 2012	102,449
122	Term Loan, 3.07%, Maturing August 11, 2012	112,087
Yankee Candle Company, Inc. (The)
3,995	Term Loan, 2.31%, Maturing February 6, 2014	3,587,661

		$18,097,707

Steel — 0.4%

Algoma Acquisition Corp.
$2,788	Term Loan, 2.81%, Maturing June 20, 2013	$2,230,050
Niagara Corp.
1,972	Term Loan, 7.25%, Maturing June 29, 2014	1,099,574

		$3,329,624

Surface Transport — 0.6%

Gainey Corp.
$945	Term Loan, 0.00%, Maturing April 20, 2012(2)	$119,270
Oshkosh Truck Corp.
4,890	Term Loan, 7.34%, Maturing December 6, 2013	4,501,555
Swift Transportation Co., Inc.
1,874	Term Loan, 3.63%, Maturing May 10, 2014	1,399,473

		$6,020,298

Telecommunications — 2.5%

Alaska Communications Systems Holdings, Inc.
$332	Term Loan, 2.35%, Maturing February 1, 2012	$310,824
1,361	Term Loan, 2.35%, Maturing February 1, 2012	1,275,544
Asurion Corp.
5,250	Term Loan, 3.60%, Maturing July 13, 2012	4,936,092
Cellular South, Inc.
375	Term Loan, 2.06%, Maturing May 29, 2014	354,375
1,105	Term Loan, 2.06%, Maturing May 29, 2014	1,044,520
Centennial Cellular Operating Co., LLC
321	Term Loan, 2.60%, Maturing February 9, 2011	319,299
CommScope, Inc.
4,772	Term Loan, 3.10%, Maturing November 19, 2014	4,573,956
Crown Castle Operating Co.
1,863	Term Loan, 1.81%, Maturing January 9, 2014	1,735,256
FairPoint Communications, Inc.
1,369	Term Loan, 5.00%, Maturing March 31, 2015	1,029,923
Intelsat Subsidiary Holding Co.
268	Term Loan, 2.82%, Maturing July 3, 2013	251,176

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value

Telecommunications (continued)

Iowa Telecommunications Services
$1,450	Term Loan, 2.32%, Maturing November 23, 2011	$1,364,813
IPC Systems, Inc.
1,297	Term Loan, 2.74%, Maturing May 31, 2014	1,005,403
NTelos, Inc.
1,824	Term Loan, 2.56%, Maturing August 24, 2011	1,785,684
Palm, Inc.
995	Term Loan, 3.81%, Maturing April 24, 2014	741,228
Stratos Global Corp.
186	Term Loan, 3.10%, Maturing February 13, 2012	178,560
Telesat Canada, Inc.
114	Term Loan, 3.31%, Maturing October 22, 2014	105,940
1,322	Term Loan, 3.31%, Maturing October 22, 2014	1,233,444
Windstream Corp.
806	Term Loan, 1.93%, Maturing July 17, 2013	762,457

		$23,008,494

Utilities — 2.2%

AEI Finance Holding, LLC
$249	Term Loan, 3.31%, Maturing March 30, 2012	$200,199
1,881	Term Loan, 3.60%, Maturing March 30, 2014	1,514,046
Astoria Generating Co.
899	Term Loan, 2.07%, Maturing February 23, 2013	850,261
BRSP, LLC
1,000	Term Loan, Maturing June 24, 2014(3)	972,500
Calpine Corp.
3,554	DIP Loan, 3.48%, Maturing March 29, 2014	3,155,018
Covanta Energy Corp.
635	Term Loan, 1.68%, Maturing February 9, 2014	597,045
1,261	Term Loan, 1.86%, Maturing February 9, 2014	1,185,174
NRG Energy, Inc.
3,945	Term Loan, 2.02%, Maturing June 1, 2014	3,721,431
2,114	Term Loan, 2.35%, Maturing June 1, 2014	1,994,124
NSG Holdings, LLC
114	Term Loan, 2.13%, Maturing June 15, 2014	105,901
684	Term Loan, 2.13%, Maturing June 15, 2014	633,145
TXU Texas Competitive Electric Holdings Co., LLC
2,309	Term Loan, 3.82%, Maturing October 10, 2014	1,655,616
3,549	Term Loan, 3.82%, Maturing October 10, 2014	2,545,098
USPF Holdings, LLC
916	Term Loan, 2.07%, Maturing April 11, 2014	847,043
Vulcan Energy Corp.
777	Term Loan, 5.50%, Maturing July 23, 2010	761,303

		$20,737,904

Total Senior Floating-Rate Interests
(identified cost $1,068,069,140)		$969,681,615

Corporate Bonds & Notes — 0.2%

Principal
Amount
(000’s omitted)	Security	Value

Containers and Glass Products — 0.1%

Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	5.881%, 2/15/15	$887,500

		$887,500

Electronics / Electrical — 0.0%

NXP BV/NXP Funding, LLC, Variable Rate
$300	3.881%, 10/15/13	$121,125

		$121,125

Telecommunications — 0.1%

Qwest Corp., Sr. Notes, Variable Rate
$300	3.879%, 6/15/13	$269,625

		$269,625

Total Corporate Bonds & Notes
(identified cost $1,551,752)		$1,278,250

Common Stocks — 0.0%

Shares	Security	Value

Hotels, Restaurants & Leisure — 0.0%

20,871	Buffets, Inc.(7)	$25,045

Total Common Stocks
(identified cost $26,088)		$25,045

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 3.9%
Time Deposits — 1.7%

Principal
Amount
(000’s omitted)	Borrower	Value

$860	Societe Generale North America, 0.22%, 7/1/09	$860,000
14,763	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	14,763,034

Total Time Deposits
(identified cost $15,623,034)		$15,623,034

U.S. Government Agencies — 2.2%

Principal
Amount
(000’s omitted)	Security	Value

$5,551	Federal Home Loan Bank, Discount Note, 0.01%, 7/6/09	$5,550,914
15,334	Federal Home Loan Bank, Discount Note, 0.01%, 7/13/09	15,333,284

Total U.S. Government Agencies
(identified cost $20,884,198)		$20,884,198

Total Short-Term Investments
(identified cost $36,507,232)		$36,507,232

Total Investments — 107.6%
(identified cost $1,106,154,212)		$1,007,492,142

Less Unfunded Loan
Commitments — 0.0%		$(65,060)

Net Investments — 107.6%
(identified cost $1,106,089,152)		$1,007,427,082

Other Assets, Less Liabilities — (7.6)%		$(70,724,616)

Net Assets — 100.0%		$936,702,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor in Possession

REIT - Real Estate Investment Trust

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)	This Senior Loan will settle after June 30, 2009, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Non-income producing security.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at value (identified cost, $1,106,089,152)	$1,007,427,082
Cash	27
Receivable for investments sold	9,855,185
Receivable for Fund shares sold	34,906
Interest receivable	834,294
Prepaid expenses	48,271

Total assets	$1,018,199,765

Liabilities

Payable for investments purchased	$80,303,744
Payable for Fund shares redeemed	156,321
Dividends payable	8,063
Payable to affiliates:
Investment adviser fee	431,945
Distribution fees	187,802
Trustees’ fees	7,007
Payable for shareholder servicing fees	309,505
Accrued expenses	92,912

Total liabilities	$81,497,299

Net Assets	$936,702,466

Sources of Net Assets

Paid-in capital	$1,039,872,760
Accumulated net realized loss	(4,822,951)
Accumulated undistributed net investment income	314,727
Net unrealized depreciation	(98,662,070)

Total	$936,702,466

Net Asset Value, Offering Price and Redemption Price Per Share

($936,702,466 ÷ 110,668,185 shares of beneficial interest outstanding)	$8.46

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Interest	$24,681,541

Total investment income	$24,681,541

Expenses

Investment adviser fee	$2,234,950
Distribution fees	971,718
Shareholder servicing fees	953,316
Trustees’ fees and expenses	15,100
Custodian fee	191,765
Transfer and dividend disbursing agent fees	5,938
Legal and accounting services	64,591
Printing and postage	4,537
Interest expense and fees	55,984
Miscellaneous	15,869

Total expenses	$4,513,768

Deduct —
Reduction of custodian fee	$48

Total expense reductions	$48

Net expenses	$4,513,720

Net investment income	$20,167,821

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,852,258)

Net realized loss	$(1,852,258)

Change in unrealized appreciation (depreciation) —
Investments	$197,328,135

Net change in unrealized appreciation (depreciation)	$197,328,135

Net realized and unrealized gain	$195,475,877

Net increase in net assets from operations	$215,643,698

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$20,167,821	$42,617,422
Net realized loss from investment transactions	(1,852,258)	(1,575,760)
Net change in unrealized appreciation (depreciation) from investments	197,328,135	(266,150,953)

Net increase (decrease) in net assets from operations	$215,643,698	$(225,109,291)

Distributions to shareholders —
From net investment income	$(20,235,107)	$(42,221,425)

Total distributions to shareholders	$(20,235,107)	$(42,221,425)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$150,988,380	$248,854,653
Net asset value of shares issued to shareholders in payment of distributions declared	20,195,150	42,107,955
Cost of shares redeemed	(49,806,815)	(109,005,993)

Net increase in net assets from Fund share transactions	$121,376,715	$181,956,615

Net increase (decrease) in net assets	$316,785,306	$(85,374,101)

Net Assets

At beginning of period	$619,917,160	$705,291,261

At end of period	$936,702,466	$619,917,160

Accumulated undistributed net investment income included in net assets

At end of period	$314,727	$382,013

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period	$6.580		$9.580	$10.040		$10.080	$10.100	$10.070

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.501	$0.622		$0.602	$0.406	$0.257
Net realized and unrealized gain (loss)	1.880		(3.006)	(0.459)		(0.062)	(0.024)	0.026

Total income (loss) from operations	$2.074		$(2.505)	$0.163		$0.540	$0.382	$0.283

Less Distributions

From net investment income	$(0.194)		$(0.495)	$(0.623)		$(0.580)	$(0.402)	$(0.253)
Tax return of capital	—		—	(0.000	)(2)	—	—	—

Total distributions	$(0.194)		$(0.495)	$(0.623)		$(0.580)	$(0.402)	$(0.253)

Net asset value — End of period	$8.460		$6.580	$9.580		$10.040	$10.080	$10.100

Total Return(3)	31.86	%(5)	(27.17)%	1.62%		5.50%	3.86%	2.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$936,702		$619,917	$705,291		$446,539	$98,183	$74,984
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.16	%(4)	1.20%	1.14%		1.19%	1.27%	1.27%
Expenses after custodian fee reduction	1.16	%(4)	1.19%	1.12%		1.16%	1.25%	1.26%
Net investment income	5.18	%(4)	5.80%	6.30%		6.00%	4.03%	2.55%
Portfolio Turnover	13	%(5)	16%	45%		38%	60%	61%

(1)	Computed using average shares outstanding.

(2)	Amount less than $0.001.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Annualized.

(5)	Not annualized.

See notes to financial statements

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer,

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $2,685,933 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2012 ($48,462), December 31, 2013 ($248,072), December 31, 2014 ($194,302), December 31, 2015 ($833,714) and December 31, 2016 ($1,361,383).

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the reinvestment date, or if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2009, the investment adviser fee amounted to $2,234,950. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution fee of 0.25% per annum of the Fund’s average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2009 amounted to $971,718. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5   Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (“Servicing Plan”). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2009, shareholder servicing fees were equivalent to 0.24% per annum of the Fund’s average daily net assets and amounted to $953,316.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $288,947,443 and $102,027,349, respectively, for the six months ended June 30, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

Sales	21,400,643	28,541,659
Issued to shareholders electing to receive payments of distributions in Fund shares	2,632,473	5,037,289
Redemptions	(7,562,282)	(13,021,908)

Net increase	16,470,834	20,557,040

At June 30, 2009, separate accounts of 2 insurance companies each owned more than 10% of the Fund’s shares outstanding aggregating 90%.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,106,373,912

Gross unrealized appreciation	$11,750,202
Gross unrealized depreciation	(110,697,032)

Net unrealized depreciation	$(98,946,830)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million ($1 billion prior to March 23, 2009) unsecured line of credit

Eaton Vance VT Floating-Rate Income Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.08% prior to March 23, 2009) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings during the six months ended June 30, 2009.

10   Concentration of Credit Risk

The Fund invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests less Unfunded Loan Commitments	$—	$969,464,596	$151,959	$969,616,555
Corporate Bonds & Notes	—	1,278,250	—	1,278,250
Common Stocks	25,045	—	—	25,045
Short-Term Investments	—	36,507,232	—	36,507,232

Net Investments	$25,045	$1,007,250,078	$151,959	$1,007,427,082

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Senior
Floating-Rate Interests

Balance as of December 31, 2008	$547,824
Realized gains (losses)	349
Change in net unrealized appreciation (depreciation)*	(191,744)
Net purchases (sales)	(21,480)
Accrued discount (premium)	17,169
Net transfer to (from) Level 3	(200,159)

Balance as of June 30, 2009	$151,959

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2009*	$(36,650)

*	Amount is included in the related amount on investments in the Statement of Operations

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 17, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financials statements were issued.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing senior loan portfolios. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance VT Floating-Rate Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance VT Floating-Rate Income Fund

OFFICERS AND TRUSTEES

Officers
Duncan W. Richardson
President

Samuel D. Isaly
Vice President

Michael R. Mach
Vice President

Scott H. Page
Vice President

Craig P. Russ
Vice President

Andrew N. Sveen
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator of
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Floating-Rate Income Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1939-8/09	VTFRHSRC

Eaton Vance
Investment Managers

Semiannual Report June 30, 2009

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

Semi annual Report June 30 , 2009 EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance VT Worldwide Health Sciences Fund   as of June 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions

•	During the six-month period ending June 30, 2009, the health care sector — along with the broader equity markets — declined in the first two months of the period but rebounded with the strong stock market rally in March. Positive performance

Samuel D. Isaly Lead Portfolio Manager Sven H. Borho, CFA Geoffrey C. Hsu, CFA Richard D. Klemm, Ph.D., CFA Trevor M. Polischuk, Ph.D.		for health care stocks continued through the end of the period, but the declines early on caused index returns to be negative for the period as a whole.
•
The dominant theme during the period was health care reform. Several competing health care reform Proposals were pressed forward by various congressional factions. The Congressional Budget Office’s projected cost exceeded $1.6 trillion over the next decade for a plan that would only cover perhaps one-third of the nearly fifty million people in the U.S. without health care insurance. There was bipartisan “sticker shock” and disappointment over these results, which resulted in efforts to find cheaper and broader coverage alternatives with a 10-year price tag of $1 trillion or less.

Total Return Performance 12/31/08 – 6/30/09

Eaton Vance VT Worldwide Health Sciences Fund[1]	0.20%
S&P 500 Index[2]	3.19
MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index[2]	-3.76
See page 3 for more performance information.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

•	One positive trend that emanated from Washington D.C. was a noticeable uptick in new drug approvals. For example, approvals of innovative new drugs during the second quarter of 2009 ran approximately 25% higher than during the same period in 2008 or 2007. These new approvals include some drugs that have potential side effects and/or safety concerns. Thus, management believes that there are some promising, but still early, indications that the new Food and Drug Administration Commissioner, Margaret Hamburg, and the Deputy Commissioner, Joshua Sharfstein, are making a positive impact on the agency’s effectiveness and willingness to balance safety and efficacy considerations.
Management Discussion

•	During the six-month period ending June 30, 2009, the Fund’s performance was only slightly positive, but it outperformed the MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index, which declined by 3.76%. The Fund underperformed the S&P 500 Index, its primary benchmark, in large part because health care stocks generally underperformed the broader stock market for the six-month period.

•	The Fund outperformed the MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index in large part because it held stocks involved in merger and acquisition (M&A) activity in the sector.

[1]
Six-month return is cumulative. There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

[2]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The S&P 500 Index is a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The MSCI World Pharmaceuticals, Biotechnology and Life Sciences Index is an unmanaged global index of common stocks in the pharmaceutical, biotechnology and life sciences industries. MSCI Index returns reflect dividends net of any foreign withholding taxes. The Fund’s performance is compared to the performance of a domestic index and a foreign index because it invests in domestic and foreign securities.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.
 1

Eaton Vance VT Worldwide Health Sciences Fund   as of June 30, 2009
INVESTMENT UPDATE

The Fund was invested in several key acquisition targets during the period. Equally important was the fact that the Fund was not invested, at the time of deal announcements, in many of the acquiring companies, which typically decline following a deal announcement.

•	The Fund’s overweighted position in large biotechnology companies, which performed well, also benefited performance, as did its significant underweight in large Pharmaceuticals, which underperformed. Finally, the Fund did not own stocks in the health care services sector, which had rallied prior to 2008 but experienced declines during the period.

•	Management continues to emphasize U.S.-based companies in the biotechnology sector, as well as relatively modest positions in Europe and Japan. Within Europe, the Fund holds a mix of specialty and large pharmaceutical companies, while in Japan, its holdings are focused on generic drug manufacturers.

Top 10 Holdings1

By net assets

Johnson & Johnson	5.1%
Roche Holding AG	4.2
Vertex Pharmaceuticals, Inc.	4.2
Gilead Sciences, Inc.	4.0
Bristol-Myers Squibb Co.	3.9
Shionogi & Co., Ltd.	3.9
Biogen Idec, Inc.	3.7
Wyeth	3.3
Merck KGaA	3.3
Amgen, Inc.	3.2
[1]	Top 10 Holdings represented 38.8% of the Fund’s net assets as of 6/30/09. Excludes cash equivalents.

Portfolio Composition

Country Concentration of Fund2

By net assets
2As a percentage of the Fund’s net assets as of 6/30/09.
Common Stock Capitalization Distribution3

By net assets
3As a percentage of the Fund’s net assets as of 6/30/09.

 2

Eaton Vance VT Worldwide Health Sciences Fund     as of June 30, 2009

FUND PERFORMANCE
Performance1
Average Annual Total Returns (at net asset value)

Six Months	0.20%
One Year	-1.24
Five Years	1.61
Life of Fund†	2.14
†Inception Date: 5/2/01
[1]
Six-month return is cumulative. The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown. Absent a downward performance fee adjustment during certain periods, the returns would be lower.

Total Annual
Operating Expenses2

Expense Ratio	1.97%
[2]Source: Prospectus dated 5/1/09.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

 3

Eaton Vance VT Worldwide Health Sciences Fund as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be, imposed under your variable annuity contract or variable life insurance policy (“variable contracts”) (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

Eaton Vance VT Worldwide Health Sciences Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)*

Actual	$1,000.00	$1,002.00	$11.42

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,013.40	$11.48

*	Expenses are equal to the Fund’s annualized expense ratio of 2.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008. Expenses shown do not include insurance-related charges.

4

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.15%

			Percentage of
Security	Shares	Value	Net Assets

Major Capitalization - Europe — 14.68%(1)

Merck KGaA	5,300	$539,302	3.31%
Novartis AG	12,500	508,840	3.12
Roche Holding AG	5,000	681,261	4.18
Shire PLC ADR	11,800	489,464	3.01
Teva Pharmaceutical Industries, Ltd. ADR	3,500	172,690	1.06

		$2,391,557	14.68%

Major Capitalization - Far East — 3.94%(1)

Shionogi & Co., Ltd.	33,200	$641,457	3.94%

		$641,457	3.94%

Major Capitalization - North America — 43.19%(1)

Abbott Laboratories	10,900	$512,736	3.15%
Allergan, Inc.	6,800	323,544	1.99
Amgen, Inc.(2)	10,000	529,400	3.25
Baxter International, Inc.	9,600	508,416	3.12
Biogen Idec, Inc.(2)	13,500	609,525	3.74
Bristol-Myers Squibb Co.	31,600	641,796	3.94
Covidien, Ltd.	11,000	411,840	2.53
Genzyme Corp.(2)	6,200	345,154	2.12
Gilead Sciences, Inc.(2)	14,000	655,760	4.02
Johnson & Johnson	14,500	823,600	5.05
St. Jude Medical, Inc.(2)	2,500	102,750	0.63
Thermo Fisher Scientific, Inc.(2)	8,600	350,622	2.15
Vertex Pharmaceuticals, Inc.(2)	19,000	677,160	4.16
Wyeth	12,000	544,680	3.34

		$7,036,983	43.19%

Small & Mid Capitalization - Europe — 3.22%(1)

Elan Corp. PLC ADR(2)	55,000	$350,350	2.15%
Nobel Biocare Holding AG	8,000	175,070	1.07

		$525,420	3.22%

Small & Mid Capitalization - Far East — 5.98%(1)

Nichi-Iko Pharmaceutical Co., Ltd.	10,300	$321,645	1.98%
Sawai Pharmaceutical Co., Ltd.	6,000	326,209	2.00
Towa Pharmaceutical Co., Ltd.	6,500	325,708	2.00

		$973,562	5.98%

Small & Mid Capitalization - North America — 28.14%(1)

Alexion Pharmaceuticals, Inc.(2)	9,700	$398,864	2.45%
Align Technology, Inc.(2)	28,500	302,100	1.85
Allos Therapeutics, Inc.(2)	22,800	189,012	1.16
BioMarin Pharmaceutical, Inc.(2)	17,300	270,053	1.66
Cubist Pharmaceuticals, Inc.(2)	16,000	293,280	1.80
Dendreon Corp.(2)	8,500	211,225	1.30
Genomic Health, Inc.(2)	9,400	162,902	1.00
Gen-Probe, Inc.(2)	7,900	339,542	2.08
InterMune, Inc.(2)	13,200	200,640	1.23
Masimo Corp.(2)	14,000	337,540	2.07
Mylan, Inc.(2)	32,500	424,125	2.60
NPS Pharmaceuticals, Inc.(2)	45,000	209,700	1.29
Onyx Pharmaceuticals, Inc.(2)	13,400	378,684	2.32
OSI Pharmaceuticals, Inc.(2)	11,000	310,530	1.91
Par Pharmaceutical Cos., Inc.(2)	12,000	181,800	1.12
United Therapeutics Corp.(2)	4,500	374,985	2.30

		$4,584,982	28.14%

Total Common Stocks
(identified cost $16,572,498)		$16,153,961

Short-Term Investments — 1.05%

	Principal
	Amount		Percentage of
Description	(000’s Omitted)	Value	Net Assets

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$172	$171,722	1.05%

Total Short-Term Investments
(identified cost $171,722)		$171,722

Total Investments
(identified cost $16,744,220)		$16,325,683	100.20%

Other Assets, Less Liabilities		$(32,815)	(0.20)%

Net Assets		$16,292,868	100.00%

ADR - American Depository Receipt

(1)	Major capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

See notes to financial statements

5

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Country Concentration

	Percentage
Country	of Net Assets	Value

United States	69.85%	$11,381,847
Japan	9.92	1,615,019
Switzerland	8.37	1,365,171
Ireland	4.68	762,190
Germany	3.31	539,302
United Kingdom	3.01	489,464
Israel	1.06	172,690

Total Investments	100.20%	$16,325,683

See notes to financial statements

6

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at value (identified cost, $16,744,220)	$16,325,683
Cash	96,427
Receivable for investments sold	160,536
Receivable for Fund shares sold	6,647
Dividends and interest receivable	3,801
Tax reclaims receivable	35,990

Total assets	$16,629,084

Liabilities

Payable for investments purchased	$273,075
Payable for Fund shares redeemed	12,700
Payable to affiliates:
Investment adviser fee	18,036
Distribution fees	3,330
Trustees’ fees	327
Accrued expenses	28,748

Total liabilities	$336,216

Net Assets	$16,292,868

Sources of Net Assets

Paid-in capital	$16,192,302
Accumulated net realized gain	624,135
Accumulated net investment loss	(107,346)
Net unrealized depreciation	(416,223)

Total	$16,292,868

Net Asset Value, Offering Price and Redemption Price Per Share

($16,292,868 ÷ 1,750,284 shares of beneficial interest outstanding)	$9.31

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $5,673)	$86,440
Interest	195

Total investment income	$86,635

Expenses

Investment adviser fee	$113,849
Distribution fees	21,124
Shareholder servicing fees	12,216
Custodian fee	24,015
Transfer and dividend disbursing agent fees	3,123
Legal and accounting services	15,091
Printing and postage	1,411
Miscellaneous	3,152

Total expenses	$193,981

Net investment loss	$(107,346)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$969,322
Foreign currency transactions	(655)

Net realized gain	$968,667

Change in unrealized appreciation (depreciation) —
Investments	$(1,053,926)
Foreign currency	(244)

Net change in unrealized appreciation (depreciation)	$(1,054,170)

Net realized and unrealized loss	$(85,503)

Net decrease in net assets from operations	$(192,849)

See notes to financial statements

7

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment loss	$(107,346)	$(112,765)
Net realized gain from investment and foreign currency transactions	968,667	1,318,206
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,054,170)	(3,095,268)

Net decrease in net assets from operations	$(192,849)	$(1,889,827)

Distributions to shareholders —
From net realized gain	$(1,524,553)	$(2,410,358)

Total distributions to shareholders	$(1,524,553)	$(2,410,358)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$5,099,714	$5,100,581
Net asset value of shares issued to shareholders in payment of distributions declared	1,524,553	2,410,358
Cost of shares redeemed	(6,859,236)	(7,758,747)

Net decrease in net assets from Fund share transactions	$(234,969)	$(247,808)

Net decrease in net assets	$(1,952,371)	$(4,547,993)

Net Assets

At beginning of period	$18,245,239	$22,793,232

At end of period	$16,292,868	$18,245,239

Accumulated net investment loss included in net assets

At end of period	$(107,346)	$—

See notes to financial statements

8

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2009
	(Unaudited)		2008	2007		2006		2005	2004

Net asset value — Beginning of period	$10.300		$12.660	$12.030		$12.030		$11.240	$10.580

Income (Loss) From Operations

Net investment loss(1)	$(0.059)		$(0.060)	$(0.075)		$(0.077)		$(0.090)	$(0.127)
Net realized and unrealized gain (loss)	(0.034)		(0.895)	0.808		0.077		0.880	0.787

Total income (loss) from operations	$(0.093)		$(0.955)	$0.733		$—		$0.790	$0.660

Less Distributions

From net realized gain	$(0.897)		$(1.405)	$(0.103)		$—		$—	$—

Total distributions	$(0.897)		$(1.405)	$(0.103)		$—		$—	$—

Net asset value — End of period	$9.310		$10.300	$12.660		$12.030		$12.030	$11.240

Total Return(2)	0.20	%(7)	(7.08)%	6.17	%(4)	0.00	%(3)	7.03%	6.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,293		$18,245	$22,793		$25,857		$28,949	$28,208
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	2.30	%(5)	1.87%	1.50	%(6)	1.61%		1.72%	1.88%
Expenses after custodian fee reduction	2.30	%(5)	1.85%	1.50	%(6)	1.61%		1.72%	1.88%
Net investment loss	(1.27	)%(5)	(0.55)%	(0.59)%		(0.65)%		(0.82)%	(1.18)%
Portfolio Turnover	25	%(7)	75%	65%		22%		14%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	During the year ended December 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)	During the year ended December 31, 2007, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment security which did not meet investment guidelines. The loss was less than $0.01 per share and had no effect on total return.

(5)	Annualized.

(6)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2007).

(7)	Not annualized.

See notes to financial statements

9

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2008, the Fund had a net capital loss of $329,501 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2009.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement

10

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any.) Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date, or if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors, LLC (OrbiMed) as compensation for investment advisory services rendered to the Fund. The fee is computed at the annual rate of 1% of the Fund’s first $30 million in average daily net assets, 0.90% of the next $20 million, 0.75% of the next $450 million and 0.70% of the next $500 million in average daily net assets, and is payable monthly. The fee rate declines for net assets of $1 billion and greater. In addition, effective May 1, 2002, OrbiMed’s fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor’s 500 Index over a 36-month performance period. For the six months ended June 30, 2009, the investment adviser fee, including an upward performance adjustment of $29,353, was equivalent to 1.35% (annualized) of the Fund’s average daily net assets and amounted to $113,849. Eaton Vance Management (EVM) serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

11

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Except for Trustees of the Fund who are not members of OrbiMed’s or EVM’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution fee of 0.25% per annum of the Fund’s average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2009 amounted to $21,124. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5   Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (“Servicing Plan”). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. For the six months ended June 30, 2009, shareholder servicing fees were equivalent to 0.14% (annualized) of the Fund’s average daily net assets and amounted to $12,216.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,140,237 and $6,160,822, respectively, for the six months ended June 30, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

Sales	507,896	461,135
Issued to shareholders electing to receive payments of distributions in Fund shares	182,363	243,717
Redemptions	(712,034)	(733,912)

Net decrease	(21,775)	(29,060)

At June 30, 2009, separate accounts of two insurance companies owned 43% and 57%, respectively, of the outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,758,970

Gross unrealized appreciation	$1,765,959
Gross unrealized depreciation	(2,199,246)

Net unrealized depreciation	$(433,287)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

10   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform

12

Eaton Vance VT Worldwide Health Sciences Fund as of
June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

11   Concentration of Credit Risk

As the Fund concentrates its investments in medical research and the health care industry, it will likely be affected by events that adversely affect that industry. The Fund has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Fund’s shares can also be impacted by regulatory activities that affect health sciences companies.

12   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$662,154	$1,729,403		$—	$2,391,557
Major Capitalization - Far East	—	641,457		—	641,457
Major Capitalization - North America	7,036,983	—		—	7,036,983
Small & Mid Capitalization - Europe	350,350	175,070		—	525,420
Small & Mid Capitalization - Far East	—	973,562		—	973,562
Small & Mid Capitalization - North America	4,584,982	—		—	4,584,982

Total Common Stocks	$12,634,469	$3,519,492	*	$—	$16,153,961

Short-Term Investments	—	171,722		—	171,722

Total Investments	$12,634,469	$3,691,214		$—	$16,325,683

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

13   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

13

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

14

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Worldwide Health Sciences Fund (the “Fund”) with OrbiMed Advisors, LLC (the “Adviser”) as well as the administrative services agreement of the Fund with Eaton Vance Management (“EVM” or the “Administrator”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the administrative services agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the administrative services agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Administrator.

The Board considered the Adviser’s and the Administrator’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board noted the Adviser’s experience in managing health sciences portfolios and the experience of the large group of professional and support staff including portfolio managers, traders and analysts who provide services under the investment advisory agreement. The Board evaluated the level of skill and expertise required to manage the Fund and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser, the Administrator and their respective affiliates. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and Administrator and their affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered EVM’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered EVM’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank

15

Eaton Vance VT Worldwide Health Sciences Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS CONT’D

loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the administrative services agreement, respectively.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the advisory fee includes a performance-based component that is intended to align the interests of the Adviser with the interests of shareholders.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator and their respective affiliates in providing investment advisory and administrative services to the Fund and the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized by the Adviser or the Administrator without regard to revenue sharing or other payments by such party in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser or the Administrator in connection with their relationships with the Fund, including the benefits to the Adviser of research services that may be available as a result of securities transactions effected for the Fund and other investment advisory clients and the benefits to the Administrator and its affiliates of payments by the Adviser to an affiliate of the Administrator to support marketing of the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and the Administrator, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s and the Administrator’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the investment advisory fee, which includes breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

16

Eaton Vance VT Worldwide Health Sciences Fund

OFFICERS AND TRUSTEES

Officers
Duncan W. Richardson
President

Samuel D. Isaly
Vice President

Michael R. Mach
Vice President

Scott H. Page
Vice President

Craig P. Russ
Vice President

Andrew N. Sveen
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Eaton Vance VT Worldwide Health Sciences Fund
OrbiMed Advisors, LLC
767 3rd Avenue
New York, NY 10017

Administrator of Eaton Vance VT Worldwide Health Sciences Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Worldwide Health Sciences Fund
Two International Place
Boston, MA 02110
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

1940-8/09	VTHSSRC

Eaton Vance
Investment Managers

Semiannual Report June 30, 2009

EATON VANCE VT LARGE-CAP VALUE FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions

•	In some ways, the six-month period ending June 30, 2009, was a healing period for equity markets. After a dismal January and February, stocks rallied sharply as investors became more

Michael R. Mach, CFA Portfolio Manager	comfortable with riskier assets, encouraged by the economic “green shoots” and the improvements in many parts of the credit markets — the epicenter of the financial crisis. Many large banks and financial institutions were able to access the capital markets and did so to raise cash and strengthen their balance sheets. In addition, the federal government demonstrated a clear commitment to repair the domestic economy and financial system with a tsunami of government-sponsored programs.
•	After six consecutive quarters of negative returns, stocks generated strong returns in the second quarter of 2009 and extended the rally that began in early March. For the six months overall, the NASDAQ Composite gained 16.36%—reflecting investors’ renewed interest in technology stocks—and the S&P 500 Index increased 3.19%. Elsewhere on the capitalization spectrum, the Russell 2000 Index rose 2.64%, but the Dow Jones Industrial Average declined 2.01%.[1]
•	Meanwhile, growth outperformed value across the market-cap spectrum. This dichotomy came as investors migrated from the traditional value sectors of financials and industrials to the information technology and health care sectors that are more heavily weighted in the growth benchmarks.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion

•	Amid the mixed market environment that characterized the six-month period ending June 30, 2009, the Fund lagged its benchmark—the Russell 1000 Value Index (the Index).
•	While we were pleased to see the market rally during the early spring, the upturn was led by what we consider “lower-quality” stocks—those with negative price-to-earnings ratios and lower market capitalizations. However, we believe such low-quality rallies are unsustainable, and that investing for the short term rarely has a successful outcome.
•	On the whole, the Fund’s underperformance of the Index during the past six months was driven primarily by stock selection in the financials sector. The Fund’s top four individual detractors were financials stocks, two of them from the insurance industry, which negatively impacted Fund performance. Market selection in financials also detracted from relative returns; the Fund underweighted the sector on average during the past six months.
•	Fund performance was also negatively affected by the sharp recovery in the consumer discretionary sector. Though roughly equally weighted with the Russell benchmark on average during the six-month period, the Fund’s stock picks in the sector significantly under-performed their counterparts in the Index. The Fund was more-defensively positioned within this economically sensitive—or “cyclical”—area of the market at a time when investors became less risk averse.

Total Return Performance
12/31/08 – 6/30/09

Eaton Vance VT Large-Cap Value Fund[2]	-4.21%
Russell 1000 Value Index[1]	-2.87
See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Russell 1000 Value Index is a broad-based, unmanaged index of value stocks.

[2]
Six-month return is cumulative. There is no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall return shown. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Absent an allocation of expenses to the investment adviser, the return would be lower.

 1

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009
INVESTMENT UPDATE

•	On the upside, stock selections in energy and industrials were key contributors on a relative basis, while a sizable overweighting in information technology—the Index’s best-performing sector—also positively impacted performance.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Top 10 Holdings1

By net assets

JPMorgan Chase & Co.	1.7%
Wells Fargo & Co.	1.7
Exxon Mobil Corp.	1.6
Hewlett-Packard Co.	1.6
Total SA ADR	1.6
Chevron Corp.	1.6
Occidental Petroleum Corp.	1.6
Nestle SA	1.5
Bank of America Corp.	1.4
CVS Caremark Corp.	1.4

[1]	Top 10 Holdings represented 15.7% of the Fund’s net assets as of 6/30/09. Excludes cash equivalents.
Sector Weightings2

By net assets

[2]	As a percentage of the Fund’s net assets as of 6/30/09. Excludes cash equivalents.

 2

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009
FUND PERFORMANCE

Performance1

Average Annual Total Returns at net asset value

Six Months	-4.21%
One Year	-32.99
Life of Fund†	-16.70

†	Inception Date: 3/30/07

[1]	Six-month return is cumulative. The Fund has no sales charge. Insurance-related charges are not included in the calculation of returns. Such expenses would reduce the overall returns shown. Absent an allocation of expenses to the investment adviser, the returns would be lower.
Total Annual
Operating Expenses2

Gross Expense Ratio	1.68%
Net Expense Ratio	1.30

[2]	Source: Prospectus dated 5/1/09. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/10. Thereafter, the expense reimbursement may be changed or terminated, subject to Trustee approval. Without this expense reimbursement, expenses would be higher.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

 3

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

FUND EXPENSES

Example: As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 – June 30, 2009).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under your variable annuity contract or variable life insurance policy (“variable contracts”) (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts, and will not help you determine the relative total costs of owning different funds. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

Eaton Vance VT Large-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/09)	(6/30/09)	(1/1/09 – 6/30/09)

Actual	$1,000.00	$957.90	$6.31	**

Hypothetical
(5% return per year before expenses)	$1,000.00	$1,018.30	$6.51	**

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2008. Expenses shown do not include insurance-related charges.

**	Absent an allocation of expenses to the investment adviser, expenses would be higher.

4

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.7%

Security	Shares	Value

Aerospace & Defense — 2.6%

General Dynamics Corp.	2,095	$116,042
Lockheed Martin Corp.	3,012	242,918
United Technologies Corp.	5,935	308,382

		$667,342

Beverages — 0.9%

PepsiCo, Inc.	4,081	$224,292

		$224,292

Biotechnology — 1.2%

Amgen, Inc.(1)	4,364	$231,030
Biogen Idec, Inc.(1)	1,758	79,374

		$310,404

Capital Markets — 2.2%

Franklin Resources, Inc.	1,885	$135,739
Goldman Sachs Group, Inc.	2,033	299,745
Northern Trust Corp.	2,853	153,149

		$588,633

Chemicals — 0.6%

Air Products and Chemicals, Inc.	2,355	$152,109

		$152,109

Commercial Banks — 3.5%

PNC Financial Services Group, Inc.	8,745	$339,394
U.S. Bancorp	6,570	117,734
Wells Fargo & Co.	18,376	445,802

		$902,930

Commercial Services & Supplies — 0.9%

Waste Management, Inc.	8,799	$247,780

		$247,780

Communications Equipment — 0.9%

Cisco Systems, Inc.(1)	6,142	$114,487
Telefonaktiebolaget LM Ericsson ADR	13,482	131,854

		$246,341

Computers & Peripherals — 2.8%

Hewlett-Packard Co.	10,771	$416,299
International Business Machines Corp.	3,142	328,088

		$744,387

Consumer Finance — 0.7%

Capital One Financial Corp.	8,086	$176,922

		$176,922

Diversified Financial Services — 3.2%

Bank of America Corp.	28,238	$372,741
JPMorgan Chase & Co.	13,290	453,322

		$826,063

Diversified Telecommunication Services — 2.7%

AT&T, Inc.	14,386	$357,348
Verizon Communications, Inc.	11,697	359,449

		$716,797

Electric Utilities — 1.4%

American Electric Power Co., Inc.	3,732	$107,817
FirstEnergy Corp.	6,406	248,233

		$356,050

Electrical Equipment — 0.4%

Emerson Electric Co.	3,491	$113,108

		$113,108

Energy Equipment & Services — 0.9%

Diamond Offshore Drilling, Inc.	1,362	$113,114
Transocean, Ltd.(1)	1,518	112,772

		$225,886

Food & Staples Retailing — 2.9%

CVS Caremark Corp.	11,636	$370,840
Kroger Co. (The)	10,703	236,001
Wal-Mart Stores, Inc.	2,939	142,365

		$749,206

See notes to financial statements

5

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food Products — 1.5%

Nestle SA	10,473	$395,444

		$395,444

Health Care Equipment & Supplies — 1.2%

Boston Scientific Corp.(1)	15,361	$155,761
Covidien, Ltd.	4,189	156,836

		$312,597

Health Care Providers & Services — 0.4%

UnitedHealth Group, Inc.	4,189	$104,641

		$104,641

Hotels, Restaurants & Leisure — 1.2%

McDonald’s Corp.	5,440	$312,746

		$312,746

Household Products — 0.4%

Procter & Gamble Co.	2,012	$102,813

		$102,813

Independent Power Producers & Energy Traders — 0.4%

NRG Energy, Inc.(1)	4,189	$108,746

		$108,746

Insurance — 3.2%

ACE, Ltd.	3,592	$158,874
MetLife, Inc.	7,475	224,325
Prudential Financial, Inc.	6,860	255,329
Travelers Companies, Inc. (The)	4,785	196,377

		$834,905

Life Sciences Tools & Services — 0.4%

Thermo Fisher Scientific, Inc.(1)	2,793	$113,871

		$113,871

Machinery — 0.5%

Deere & Co.	3,142	$125,523

		$125,523

Media — 1.3%

Comcast Corp., Class A	7,483	$108,428
Vivendi SA	9,260	222,275

		$330,703

Metals & Mining — 1.7%

BHP Billiton, Ltd. ADR	3,491	$191,062
Freeport-McMoRan Copper & Gold, Inc.	2,475	124,022
Nucor Corp.	2,653	117,873

		$432,957

Multi-Utilities — 1.7%

PG&E Corp.	3,485	$133,964
Public Service Enterprise Group, Inc.	9,270	302,480

		$436,444

Oil, Gas & Consumable Fuels — 9.8%

Anadarko Petroleum Corp.	7,323	$332,391
Apache Corp.	1,396	100,721
Chevron Corp.	6,216	411,810
Exxon Mobil Corp.	6,006	419,880
Hess Corp.	5,015	269,556
Occidental Petroleum Corp.	6,214	408,943
Peabody Energy Corp.	2,793	84,237
Total SA ADR	7,643	414,480
XTO Energy, Inc.	3,142	119,836

		$2,561,854

Pharmaceuticals — 4.2%

Abbott Laboratories	5,452	$256,462
Bristol-Myers Squibb Co.	6,796	138,027
Johnson & Johnson	3,352	190,393
Merck & Co., Inc.	5,599	156,548
Pfizer, Inc.	23,768	356,520

		$1,097,950

Real Estate Investment Trusts (REITs) — 1.1%

AvalonBay Communities, Inc.	2,810	$157,192
Boston Properties, Inc.	2,793	133,226

		$290,418

See notes to financial statements

6

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Road & Rail — 1.0%

Burlington Northern Santa Fe Corp.	3,491	$256,728

		$256,728

Software — 0.9%

Microsoft Corp.	5,844	$138,912
Oracle Corp.	4,438	95,062

		$233,974

Specialty Retail — 2.4%

Best Buy Co., Inc.	7,826	$262,093
Staples, Inc.	11,439	230,725
TJX Companies, Inc. (The)	4,612	145,093

		$637,911

Textiles, Apparel & Luxury Goods — 0.6%

Nike, Inc., Class B	3,142	$162,693

		$162,693

Total Common Stocks
(identified cost $17,115,045)		$16,101,168

Total Investments — 61.7%
(identified cost $17,115,045)		$16,101,168

Other Assets, Less Liabilities — 38.3%		$9,983,617

Net Assets — 100.0%		$26,084,785

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt

(1)	Non-income producing security.

See notes to financial statements

7

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at value (identified cost, $17,115,045)	$16,101,168
Cash	366,013
Receivable for investments sold	229,488
Receivable for Fund shares sold	9,617,560
Dividends receivable	19,113
Tax reclaims receivable	5,150
Receivable from affiliate	18,228

Total assets	$26,356,720

Liabilities

Payable for investments purchased	$228,542
Payable to affiliates:
Investment adviser fee	8,482
Distribution fees	3,393
Trustees’ fees	288
Payable for shareholder servicing fees	345
Accrued expenses	30,885

Total liabilities	$271,935

Net Assets	$26,084,785

Sources of Net Assets

Paid-in capital	$36,113,867
Accumulated net realized loss	(9,140,916)
Accumulated undistributed net investment income	125,800
Net unrealized depreciation	(1,013,966)

Total	$26,084,785

Net Asset Value, Offering Price and Redemption Price Per Share

($26,084,785 ÷ 3,999,289 shares of beneficial interest outstanding)	$6.52

Statement of Operations

For the Six Months Ended
June 30, 2009

Investment Income

Dividends (net of foreign taxes, $6,684)	$230,853
Interest	42

Total investment income	$230,895

Expenses

Investment adviser fee	$44,793
Distribution fees	17,917
Shareholder servicing fees	13,836
Trustees’ fees and expenses	561
Custodian fee	24,590
Transfer and dividend disbursing agent fees	5,973
Legal and accounting services	20,518
Printing and postage	8,150
Miscellaneous	2,665

Total expenses	$139,003

Deduct —
Allocation of expenses to affiliate	$46,169

Total expense reductions	$46,169

Net expenses	$92,834

Net investment income	$138,061

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,976,360)
Foreign currency transactions	693

Net realized loss	$(3,975,667)

Change in unrealized appreciation (depreciation) —
Investments	$3,438,683
Foreign currency	66

Net change in unrealized appreciation (depreciation)	$3,438,749

Net realized and unrealized loss	$(536,918)

Net decrease in net assets from operations	$(398,857)

See notes to financial statements

8

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$138,061	$257,585
Net realized loss from investment and foreign currency transactions	(3,975,667)	(5,142,788)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,438,749	(4,510,455)

Net decrease in net assets from operations	$(398,857)	$(9,395,658)

Distributions to shareholders —
From net investment income	$(5,676)	$(272,196)

Total distributions to shareholders	$(5,676)	$(272,196)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$12,260,933	$6,868,434
Cost of shares redeemed	(357,017)	(5,310,121)

Net increase in net assets from Fund share transactions	$11,903,916	$1,558,313

Net increase (decrease) in net assets	$11,499,383	$(8,109,541)

Net Assets

At beginning of period	$14,585,402	$22,694,943

At end of period	$26,084,785	$14,585,402

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$125,800	$(6,585)

See notes to financial statements

9

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended
	June 30, 2009		Year Ended	Period Ended
	(Unaudited)		December 31, 2008	December 31, 2007(1)

Net asset value — Beginning of period	$6.820		$10.630	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.059		$0.105	$0.072
Net realized and unrealized gain (loss)	(0.356)		(3.812)	0.558

Total income (loss) from operations	$(0.297)		$(3.707)	$0.630

Less Distributions

From net investment income	$(0.003)		$(0.103)	$—

Total distributions	$(0.003)		$(0.103)	$—

Net asset value — End of period	$6.520		$6.820	$10.630

Total Return(3)	(4.21	)%(6)	(34.96)%	6.30	%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,085		$14,585	$22,695
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(4)	1.30	%(5)	1.30%	1.30	%(5)
Expenses after custodian fee reduction(4)	1.30	%(5)	1.30%	1.29	%(5)
Net investment income	1.93	%(5)	1.16%	0.90	%(5)
Portfolio Turnover	57	%(6)	86%	42	%(6)

(1)	For the period from the start of business, March 30, 2007, to December 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	The investment adviser subsidized certain operating expenses (equal to 0.64%, 0.32% and 12.96% of average daily net assets for the six months ended June 30, 2009, the year ended December 31, 2008 and the period ended December 31, 2007, respectively). Absent this subsidy, total return would be lower.

(5)	Annualized.

(6)	Not annualized.

See notes to financial statements

10

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,071,314 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015 ($8,964) and December 31, 2016 ($4,062,350).

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Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Additionally, at December 31, 2008, the Fund had a net capital loss of $1,014,145 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2009.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed since the start of business on March 30, 2007 to December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates as daily net assets exceed that level, and is payable monthly. For the six months ended June 30, 2009, the investment adviser fee amounted to $44,793. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.30% annually of the Fund’s average daily net assets. This agreement may be changed or terminated after April 30, 2010, subject to

12

Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Trustee approval. Pursuant to this agreement, EVM was allocated $46,169 of the Fund’s operating expenses for the six months ended June 30, 2009. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plan

The Fund has in effect a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The distribution plan provides that the Fund will pay EVD a distribution fee of 0.25% per annum of the Fund’s average daily net assets for the sale and distribution of Fund shares. Distribution fees for the six months ended June 30, 2009 amounted to $17,917. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

5   Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (“Servicing Plan”). The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker-dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its shares that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2009, shareholder servicing fees were equivalent to 0.19% (annualized) of the Fund’s average daily net assets and amounted to $13,836.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,156,952 and $9,179,506, respectively, for the six months ended June 30, 2009.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008

Sales	1,917,572	729,304
Redemptions	(58,392)	(724,199)

Net increase	1,859,180	5,105

At June 30, 2009, EVM and a separate account of an insurance company owned 1% and 99%, respectively, of the outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,206,835

Gross unrealized appreciation	$561,577
Gross unrealized depreciation	(1,667,244)

Net unrealized depreciation	$(1,105,667)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2009.

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Eaton Vance VT Large-Cap Value Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

10   Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Food Products	$—	$395,444		$—	$395,444
Media	108,428	222,275		—	330,703
Others	15,375,021	—		—	15,375,021

Total Common Stocks	$15,483,449	$617,719	*	$—	$16,101,168

Total Investments	$15,483,449	$617,719		$—	$16,101,168

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

11   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 19, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

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Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

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Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance VT Large-Cap Value Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

16

Eaton Vance VT Large-Cap Value Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

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Eaton Vance VT Large-Cap Value Fund

OFFICERS AND TRUSTEES

Officers
Duncan W. Richardson
President

Samuel D. Isaly
Vice President

Michael R. Mach
Vice President

Scott H. Page
Vice President

Craig P. Russ
Vice President

Andrew N. Sveen
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser and Administrator of Eaton Vance VT Large-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Eaton Vance VT Large-Cap Value Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2990-8/09	VTLCVSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	August 13, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	August 13, 2009

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	August 13, 2009